United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-6061

(Investment Company Act File Number)

Federated Hermes Index Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/20

Date of Reporting Period: 10/31/20

Item 1.	Reports to Stockholders

Annual Shareholder Report
October 31, 2020

Share Class | Ticker	Institutional | FMCRX	Service | FMDCX	R6 | FMCLX

Federated Hermes Mid-Cap Index Fund
(formerly, Federated Mid-Cap Index Fund)
Fund Established 1992

A Portfolio of Federated Hermes Index Trust
(formerly, Federated Index Trust)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

J. Christopher
Donahue
President
Federated Hermes Mid-Cap Index Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from November 1, 2019 through October 31, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes Mid-Cap Index Fund (the “Fund”), based on net asset value for the 12-month reporting period ended October 31, 2020, was -1.41% for Institutional Shares, -1.63% for Service Shares and -1.35% for Class R6 Shares. The total return of the Standard and Poor’s MidCap 400® Index (S&P 400)1, the Fund’s broad-based securities market index, was -1.15% for the same period. The Fund’s total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the S&P 400.
The Fund normally invests its assets primarily in the common stocks included in the S&P 400. Under normal circumstances, Fund management will also use enhanced strategies (discussed further below) in an attempt to improve the performance of the portfolio relative to the S&P 400 to compensate for fund expenses and tracking error (difference in the Fund’s performance relative to the performance of the S&P 400). During the reporting period, the Fund’s investment strategy focused on the use of enhanced strategies, which was the most significant factor affecting the Fund’s performance relative to the S&P 400.
The following discussion will focus on the performance of the Fund’s Class R6 Shares relative to the S&P 400.
Market Overview
During the reporting period, the domestic equity market had positive performance as evidenced by the 8.56% return of the S&P Composite 1500® Index.2 The largest stocks in the S&P Composite 1500® Index, as represented by the S&P 100® Index,3 led the market with a 13.87% return for the reporting period. Large-cap stocks followed with the S&P 500® Index4 returning 9.71% for the same period. Mid-cap stock performance trailed its larger peers as the S&P Mid-Cap 400® Index returned -1.15%. Small-cap stocks in the S&P Composite 1500® Index as represented by the S&P SmallCap 600® Index5 had the worst performance of the market cap segments, returning -7.72% for the reporting period. Growth stocks outperformed value stocks as the S&P Composite 1500® Growth Index6 returned 22.83% versus the -7.59% return of the S&P Composite 1500® Value Index.7
Within the S&P 400, sector8 performance was mixed during the reporting period. Health Care, Consumer Staples, Information Technology, Consumer Discretionary and Industrials all had positive performance for the reporting period, while Materials, Financials, Communication Services, Utilities, Real Estate and Energy had negative performance. Health Care led the way (25.93%), followed by Consumer Staples (14.10%) and Information Technology (13.07%). The Energy sector posted the weakest results (-45.34%), followed by Real Estate (-27.83%) and Utilities (-21.28%).
Annual Shareholder Report
1

Etsy, Inc. (Consumer Discretionary), SolarEdge Technologies, Inc. (Information Technology) and Monolithic Power Systems, Inc. (Information Technology) posted the strongest contribution to performance in the S&P 400, while National Retail Properties, Inc. (Real Estate), Sabre Corp. (Information Technology) and EPR Properties (Real Estate) detracted the most from S&P 400 performance for the reporting period.
Enhanced Strategies
Portfolio management of the enhanced strategies of the Fund consisted of overweighting and underweighting stocks relative to the S&P 400 based upon Fund management’s quantitative analysis of the securities. During the reporting period, the Fund underperformed the S&P 400 by 0.20% on a net basis and outperformed the S&P 400 by 0.08% on a gross basis. This outperformance on a gross basis was primarily due to the outperformance of the quantitative strategy. The Fund invested in a stock-based strategy that also utilized S&P 400 futures9 to provide equity exposure on the Fund’s cash balances. The trading of futures contracts had a positive effect on the Fund’s performance.
1
Please see the footnotes to the line graphs below for definitions of, and further information about, the S&P 400.
2
The S&P Composite 1500® Index combines three leading indices: the S&P 500® Index, the S&P MidCap 400® Index and the S&P SmallCap 600® Index to cover approximately 90% of the U.S. market capitalization.*
3
The S&P 100® Index, a sub-set of the S&P 500® Index, measures the performance of large-cap companies in the United States. The Index comprises 100 major, blue chip companies across multiple industry groups. Individual stock options are listed for each index constituent.*
4
The S&P 500® Index is an unmanaged capitalization weighted index of 500 stocks designated to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.*
5
The S&P SmallCap 600® Index measures the small-cap segment of the U.S. equity market. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.*
6
The S&P Composite 1500® Growth Index measures growth stocks using three factors: sales growth, the ratio of earnings change to price and momentum. S&P Style Indices divide the complete market capitalization of each parent index into growth and value segments. Constituents are drawn from the S&P 1500® Index.*
7
The S&P Composite 1500® Value Index measures value stocks using three factors: the ratios of book value, earnings and sales to price. S&P Style Indices divide the complete market capitalization of each parent index into growth and value segments. Constituents are drawn from the S&P 1500® Index.*
8
Sector classifications are based upon the classification of the Standard & Poor’s Global Industry Classification Standard.
9
The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
*
The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report
2

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Mid-Cap Index Fund from October 31, 2010 to October 31, 2020, compared to the Standard & Poor’s MidCap 400® Index (S&P 400).2 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of October 31, 2020
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Return table below for the returns of additional classes not shown in the line graph above.
Average Annual Total Returns for the Period Ended 10/31/2020
	1 Year	5 Years	10 Years
Institutional Shares[3]	-1.41%	7.09%	10.07%
Service Shares	-1.63%	6.82%	9.84%
Class R6 Shares[3]	-1.35%	7.05%	9.96%
S&P 400	-1.15%	7.39%	10.36%

Annual Shareholder Report
3

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 400 has been adjusted to reflect reinvestment of dividends on securities in the index.
2
The Standard & Poor’s MidCap 400® Index is an unmanaged capitalization weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. The index is unmanaged, and it is not possible to invest directly in an index. The S&P 400 is not adjusted to reflect taxes, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The S&P 400 is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3
The Fund’s Institutional Shares commenced operations on January 4, 2012. The Fund’s Class R6 Shares commenced operations on October 18, 2016. The Fund offers one other class of shares: Service Shares. For the period prior to the commencement of operations of Institutional Shares, the performance information shown is for the Fund’s Service Shares, adjusted to remove any voluntary waiver of Fund expenses related to the Service Shares that occurred during the period prior to the commencement of Institutional Shares. For the period prior to the commencement of operations of the R6 Shares, the performance information shown is for the Fund’s Service Shares, adjusted to remove any voluntary waiver of Fund expenses related to the Service Shares that occurred during the period prior to the commencement of the R6 Shares.
Annual Shareholder Report
4

Portfolio of Investments Summary Table (unaudited)
At October 31, 2020, the Fund’s sector composition1 for its equity securities investments was as follows:
Sector Composition	Percentage of Total Net Assets
Industrials	17.7%
Information Technology	15.8%
Consumer Discretionary	14.5%
Financials	14.3%
Health Care	11.3%
Real Estate	8.8%
Materials	5.9%
Consumer Staples	3.9%
Utilities	3.7%
Communication Services	1.6%
Energy	1.2%
Securities Lending Collateral[2]	0.3%
Cash Equivalents[3]	1.3%
Derivative Contracts[4]	0.0%
Other Assets and Liabilities—Net[5]	(0.3)%
TOTAL[6]	100%
1
Except for Securities Lending Collateral, Cash Equivalents, Derivative Contracts and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the Manager assigns a classification to securities not classified by the GICS and to securities for which the Manager does not have access to the classification made by the GICS.
2
Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3
Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as, applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5
Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
6
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Standard & Poor’s MidCap 400 Index (S&P 400) and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P 400 is effectively 100.0%.
Annual Shareholder Report
5

Portfolio of Investments
October 31, 2020
Shares			Value
	[1]	COMMON STOCKS—98.7%
		Communication Services—1.6%
8,274	[2]	AMC Networks, Inc.	$175,823
1,299		Cable One, Inc.	2,249,686
8,244	[3]	Cinemark Holdings, Inc.	67,518
30,986		New York Times Co., Class A	1,228,905
50,648		Tegna, Inc.	609,295
23,786		Telephone and Data System, Inc.	404,362
12,461		TripAdvisor, Inc.	238,130
8,520		Wiley (John) & Sons, Inc., Class A	263,779
11,208		World Wrestling Entertainment, Inc.	407,523
16,893	[2]	Yelp, Inc.	332,285
		TOTAL	5,977,306
		Consumer Discretionary—14.5%
18,065		Aaron’s Holdings Company, Inc.	944,077
12,391	[2]	Adient PLC	262,937
10,464	[2]	Adtalem Global Education, Inc.	245,276
20,477		American Eagle Outfitters, Inc.	280,740
13,575	[2]	AutoNation, Inc.	770,110
40,102		Block (H&R), Inc.	692,161
19,023		Boyd Gaming Corp.	603,410
18,069		Brunswick Corp.	1,151,176
40,691	[2]	Caesars Entertainment Corp.	1,823,771
10,047		Carter’s, Inc.	818,328
5,969	[3]	Choice Hotels International, Inc.	521,392
7,984		Churchill Downs, Inc.	1,190,814
6,533		Columbia Sportswear Co.	487,296
3,734		Cracker Barrel Old Country Store, Inc.	425,004
34,619		Dana, Inc.	484,320
6,356	[2]	Deckers Outdoor Corp.	1,610,420
15,005		Dick’s Sporting Goods, Inc.	850,033
17,675		Dunkin’ Brands Group Inc.	1,762,374
10,947	[2]	Five Below, Inc.	1,459,673
24,026		Foot Locker, Inc.	886,079
9,632	[2]	Fox Factory Holding Corp.	809,859
61,179		Gentex Corp.	1,692,823
55,532		Goodyear Tire & Rubber Co.	459,805
Annual Shareholder Report
6

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
1,001		Graham Holdings Co.	$380,720
12,701	[2]	Grand Canyon Education, Inc.	995,377
20,811	[2]	GrubHub, Inc.	1,539,182
35,245		Harley-Davidson, Inc.	1,158,856
6,527	[2]	Helen of Troy Ltd.	1,237,519
2,766		Jack in the Box, Inc.	221,446
20,386		KB HOME	657,448
36,400		Kohl’s Corp.	774,956
12,347		Lear Corp.	1,491,641
5,502		Lithia Motors, Inc., Class A	1,263,094
9,445		Marriott Vacations Worldwide Corp.	912,387
74,681	[2]	Mattel, Inc.	1,028,357
5,719	[2]	Murphy USA, Inc.	699,376
11,579	[3]	Nordstrom, Inc.	140,106
12,988	[2]	Ollie’s Bargain Outlet Holding, Inc.	1,131,125
9,456		Papa John’s International, Inc.	724,330
31,275	[2]	Penn National Gaming, Inc.	1,688,224
14,742		Polaris, Inc., Class A	1,339,458
3,433	[2]	RH	1,150,845
13,525	[2]	Scientific Games Corp.	431,177
43,421		Service Corp. International	2,010,826
9,148		Six Flags Entertainment Corp.	197,780
24,286	[2]	Skechers USA, Inc., Class A	770,109
7,353		Strategic Education, Inc.	610,740
30,104	[2]	Taylor Morrison Home Corp.	650,246
10,988	[2]	Tempur Sealy International, Inc.	977,932
13,853		Texas Roadhouse, Inc.	970,126
41,245		The Wendy’s Co.	901,203
12,438		Thor Industries, Inc.	1,052,006
21,180		Toll Brothers, Inc.	895,490
7,071	[2]	TopBuild Corp.	1,083,348
30,892	[2]	TRI Pointe Group, Inc.	507,556
16,735	[2]	Urban Outfitters, Inc.	373,860
3,637	[2]	Visteon Corp.	326,057
17,577		Williams-Sonoma, Inc.	1,603,198
6,519		Wingstop, Inc.	758,355
12,170	[2]	WW International, Inc.	257,517
19,914		Wyndham Destinations, Inc.	649,794
Annual Shareholder Report
7

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
21,241		Wyndham Hotels & Resorts, Inc.	$987,919
		TOTAL	54,781,564
		Consumer Staples—3.9%
29,699	[2]	BJ’s Wholesale Club Holdings, Inc.	1,137,175
7,935		Casey’s General Stores, Inc.	1,337,603
73,921		Coty, Inc. - CL A	214,371
40,026	[2]	Darling Ingredients, Inc.	1,721,118
12,934	[2]	Edgewell Personal Care Co.	339,130
12,481		Energizer Holdings, Inc.	491,127
41,847		Flowers Foods, Inc.	986,752
17,470	[2]	Grocery Outlet Holding Corp.	769,029
17,388	[2]	Hain Celestial Group, Inc.	534,681
14,333		Ingredion, Inc.	1,016,066
3,275		Lancaster Colony Corp.	544,109
12,039		Nu Skin Enterprises, Inc., Class A	594,125
13,465	[2]	Post Holdings, Inc.	1,156,644
4,622		Sanderson Farms, Inc.	591,477
25,641	[2]	Sprouts Farmers Market, Inc.	488,461
1,969	[2]	The Boston Beer Co., Inc., Class A	2,046,145
2,636		Tootsie Roll Industries, Inc.	78,764
17,137	[2]	TreeHouse Foods, Inc.	665,601
		TOTAL	14,712,378
		Energy—1.2%
62,536		Antero Midstream Corp.	358,331
44,829	[2]	Championx Corp.	391,357
29,539		Cimarex Energy Co.	749,405
46,422	[2]	CNX Resources Corp.	450,294
69,052		EQT Corp.	1,045,447
88,847		Equitrans Midstream Corp.	645,029
14,472		Murphy Oil Corp.	111,724
12,559		World Fuel Services Corp.	264,367
95,305	[2]	WPX Energy Inc.	439,356
		TOTAL	4,455,310
		Financials—14.3%
10,809		Affiliated Managers Group	814,674
2,798		Alleghany Corp.	1,530,310
16,376		American Financial Group, Inc.	1,227,217
36,632		Associated Banc-Corp.	501,492
Annual Shareholder Report
8

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
19,477		BancorpSouth Bank	$455,957
12,381		Bank of Hawaii Corp.	750,784
18,390		Bank OZK	455,704
21,807	[2]	Brighthouse Financial, Inc.	721,812
50,972		Brown & Brown	2,217,792
24,476		Cathay Bancorp, Inc.	575,920
15,404		CIT Group Holdings, Inc.	453,648
33,360		CNO Financial Group, Inc.	592,140
21,498		Commerce Bancshares, Inc.	1,338,251
11,771		Cullen Frost Bankers, Inc.	827,148
32,035		East West Bancorp, Inc.	1,168,637
26,141		Eaton Vance Corp.	1,562,970
19,873		Essent Group Ltd.	791,939
9,522		Evercore, Inc., Class A	757,380
8,273		FactSet Research Systems	2,535,675
21,669	[3]	Federated Hermes, Inc.	517,889
25,305		First American Financial Corp.	1,128,350
8,705		First Cash, Inc.	453,008
30,084		First Financial Bankshares, Inc.	896,804
125,867		First Horizon National Corp.	1,310,275
76,398		FNB Corp. (PA)	577,569
39,534	[3]	Fulton Financial Corp.	434,479
61,853	[2]	Genworth Financial, Inc., Class A	243,082
19,959		Glacier Bancorp, Inc.	714,532
9,863		Hancock Whitney Corp.	225,567
7,938		Hanover Insurance Group, Inc.	759,349
31,777		Home Bancshares, Inc.	527,498
16,669		Interactive Brokers Group, Inc., Class A	792,944
18,618		International Bancshares Corp.	515,346
35,115		Janus Henderson Group PLC	853,295
49,715		Jefferies Financial Group, Inc.	969,940
13,027		Kemper Corp.	803,245
1,152	[2,3]	LendingTree, Inc.	372,776
5,018		Mercury General Corp.	204,283
64,570		Navient Corp.	517,206
122,792		New York Community Bancorp, Inc.	1,020,402
64,841		Old Republic International Corp.	1,055,611
27,828		PacWest Bancorp	535,411
Annual Shareholder Report
9

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
17,688		Pinnacle Financial Partners, Inc.	$809,934
10,280		Primerica, Inc.	1,133,267
19,735		Prosperity Bancshares, Inc.	1,087,596
15,354		Reinsurance Group of America	1,551,061
11,081		RenaissanceRe Holdings Ltd.	1,792,019
8,301		RLI Corp.	719,697
26,094		SEI Investments Co.	1,282,520
16,707		Selective Insurance Group, Inc.	869,766
13,852		Signature Bank	1,118,410
87,287		SLM Corp.	802,168
46,112		Sterling Bancorp	616,979
11,637		Stifel Financial Corp.	680,299
34,157		Synovus Financial Corp.	888,082
35,029		TCF Financial Corp.	953,139
6,330	[2]	Texas Capital Bancshares, Inc.	284,850
22,178		Trustmark Corp.	518,743
8,804		UMB Financial Corp.	535,899
32,297		Umpqua Holdings Corp.	405,650
30,164	[3]	United Bankshares, Inc.	791,202
94,202		Valley National Bancorp	719,703
15,075		Washington Federal, Inc.	320,947
21,240		Webster Financial Corp. Waterbury	684,140
13,579		Wintrust Financial Corp.	668,494
		TOTAL	53,942,876
		Health Care—11.3%
20,862	[2]	Acadia Healthcare Co., Inc.	743,730
7,949	[2]	Amedisys, Inc.	2,058,791
19,286	[2]	Arrowhead Pharmaceuticals, Inc.	1,105,088
10,660	[2]	Avanos Medical, Inc.	376,831
8,356		Bio-Techne Corp.	2,109,138
9,063		Cantel Medical Corp.	433,574
10,793	[2]	Charles River Laboratories International, Inc.	2,457,566
3,898		Chemed Corp.	1,864,491
11,741	[2]	Emergent BioSolutions, Inc.	1,056,338
21,378		Encompass Health Corp.	1,310,685
67,690	[2]	Exelixis, Inc.	1,386,291
15,922	[2]	Globus Medical, Inc.	829,855
11,627	[2]	Haemonetics Corp.	1,175,373
Annual Shareholder Report
10

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
17,557	[2]	HealthEquity Inc.	$904,010
14,253		Hill-Rom Holdings, Inc.	1,298,021
4,108	[2]	ICU Medical, Inc.	730,361
14,826	[2]	Integra Lifesciences Corp.	653,827
12,091	[2]	Jazz Pharmaceuticals Plc.	1,742,313
6,789	[2]	LHC Group, Inc.	1,470,158
3,940	[2]	Ligand Pharmaceuticals, Inc., Class B	324,853
6,672	[2]	Livanova PLC	335,869
10,990	[2]	Masimo Corp.	2,459,782
20,849	[2]	MEDNAX Inc.	265,825
5,750	[2]	Medpace Holdings, Inc.	637,905
12,881	[2]	Molina Healthcare, Inc.	2,401,920
30,406	[2]	Nektar Therapeutics	481,631
11,700	[2]	Neogen Corp.	815,958
7,820	[2]	NuVasive, Inc.	347,443
11,575	[3]	Patterson Cos., Inc.	287,928
6,695	[2]	Penumbra, Inc.	1,747,596
13,755	[2]	PRA Health Sciences, Inc.	1,340,287
10,046	[2]	Prestige Consumer Healthcare, Inc.	331,819
9,125	[2]	Quidel Corp.	2,448,146
10,521	[2]	Repligen Corp.	1,752,483
14,315	[2]	Syneos Health, Inc.	759,840
29,449	[2]	Tenet Healthcare Corp.	722,678
11,196	[2]	United Therapeutics Corp.	1,502,839
		TOTAL	42,671,243
		Industrials—17.7%
9,094		Acuity Brands, Inc.	810,639
35,582	[2]	AECOM	1,595,497
14,035		AGCO Corp.	1,081,116
11,550	[2]	ASGN, Inc.	770,154
12,508	[2]	Avis Budget Group, Inc.	421,144
13,700	[2]	Axon Enterprise, Inc.	1,354,930
7,132		Brinks Co. (The)	305,464
26,899	[2]	Builders Firstsource, Inc.	815,040
11,929		Carlisle Cos., Inc.	1,477,645
11,932	[2]	Clean Harbors, Inc.	632,038
16,877	[2]	Colfax Corp.	458,886
20,270		CoreLogic, Inc.	1,559,371
Annual Shareholder Report
11

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
14,260		Crane Co.	$723,695
9,489		Curtiss Wright Corp.	800,492
27,075		Donaldson Co., Inc.	1,286,063
10,337	[2]	Dycom Industries, Inc.	671,285
14,727		Emcor Group, Inc.	1,004,234
9,787		EnerSys, Inc.	700,749
43,840		Fluor Corp.	497,584
7,727	[2]	FTI Consulting, Inc.	760,800
4,923		GATX Corp.	336,142
14,857	[2]	Generac Holdings, Inc.	3,122,199
36,181		Graco, Inc.	2,239,604
14,757		Healthcare Services Group, Inc.	337,640
19,361		Hexcel Corp.	648,206
10,529		HNI Corp.	342,719
11,707		Hubbell, Inc.	1,703,486
30,279	[2]	IAA Spinco Inc.	1,713,489
5,284		Insperity, Inc.	404,649
19,647		ITT Corp.	1,188,840
45,823	[2]	Jet Blue Airways Corp.	548,501
30,947		KAR Auction Services, Inc.	450,588
12,780		Kennametal, Inc.	396,180
14,163	[2]	Kirby Corp.	545,134
26,914		Knight-Swift Transportation Holdings, Inc.	1,022,463
8,184		Landstar System, Inc.	1,020,545
7,547		Lennox International, Inc.	2,050,218
12,704		Lincoln Electric Holdings	1,293,521
15,430		Manpower, Inc.	1,047,234
13,202	[2]	Mastec, Inc.	655,347
11,867	[2]	Mercury Systems, Inc.	817,399
10,311	[2]	Middleby Corp.	1,026,357
14,057		Miller Herman, Inc.	428,317
7,703		MSA Safety, Inc.	1,016,180
9,681		MSC Industrial Direct Co.	674,378
12,856		Nordson Corp.	2,486,736
39,441		nVent Electric PLC	711,910
14,561		OshKosh Truck Corp.	980,829
26,537		Owens Corning, Inc.	1,737,377
10,793		Regal Beloit Corp.	1,064,729
Annual Shareholder Report
12

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
12,699		Ryder System, Inc.	$625,553
9,592		Simpson Manufacturing Co., Inc.	851,002
19,600	[2]	Stericycle, Inc.	1,221,080
31,736	[2]	SunRun, Inc.	1,650,907
6,783		Terex Corp.	167,472
11,494		Tetra Tech, Inc.	1,159,860
15,562		Timken Co.	929,051
23,238		Toro Co.	1,907,840
22,845	[2]	Trex Co., Inc.	1,588,641
10,687		Trinity Industries, Inc.	201,343
39,262	[2]	Univar, Inc.	651,357
4,424		Valmont Industries, Inc.	627,987
7,087		Watsco, Inc.	1,588,480
16,987		Werner Enterprises, Inc.	645,846
13,234		Woodward, Inc.	1,052,765
20,559	[2]	XPO Logistics, Inc.	1,850,310
		TOTAL	66,457,237
		Information Technology—15.8%
24,295	[2]	ACI Worldwide, Inc.	708,685
11,304		Alliance Data Systems Corp.	582,608
17,591	[2]	Arrow Electronics, Inc.	1,370,163
23,137		Avnet, Inc.	570,790
4,161		Belden, Inc.	128,492
11,597		Blackbaud, Inc.	572,196
5,371	[2]	CACI International, Inc., Class A	1,120,015
25,969		CDK Global, Inc.	1,119,264
28,157	[2]	Ceridian HCM Holding, Inc.	2,427,697
33,052	[2]	Ciena Corp.	1,301,918
13,231	[2]	Cirrus Logic, Inc.	911,219
6,160		CMC Materials, Inc.	875,890
37,599		Cognex Corp.	2,477,774
7,033	[2]	Coherent, Inc.	880,110
9,334	[2]	Commvault Systems, Inc.	369,533
21,302	[2]	Cree, Inc.	1,354,807
27,868	[2]	Enphase Energy, Inc.	2,733,572
6,815	[2]	Fair Isaac & Co., Inc.	2,667,732
16,352	[2]	First Solar, Inc.	1,423,360
23,848	[2]	II-VI, Inc.	1,084,369
Annual Shareholder Report
13

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
6,174		InterDigital, Inc.	$345,620
7,306	[2]	j2 Global, Inc.	495,931
31,021		Jabil, Inc.	1,028,036
23,836		KBR, Inc.	531,304
5,166		Littelfuse, Inc.	1,022,558
14,354	[2]	LiveRamp Holdings, Inc.	948,656
19,195	[2]	Lumentum Holdings, Inc.	1,587,235
14,179	[2]	Manhattan Associates, Inc.	1,212,304
13,008		Maximus, Inc.	879,081
11,821		MKS Instruments, Inc.	1,281,278
9,920		Monolithic Power Systems	3,170,432
24,012		National Instruments Corp.	751,095
30,115	[2]	NCR Corp.	611,937
14,366	[2]	NetScout Systems, Inc.	294,790
7,938	[2]	Paylocity Corp.	1,472,658
39,463		Perspecta, Inc.	707,572
25,188	[2]	PTC, Inc.	2,112,769
7,055	[2]	Qualys, Inc.	619,782
42,138		Sabre Corp.	274,740
20,002	[2]	SailPoint Technologies Holding	830,283
13,306		Science Applications International Corp.	1,016,179
17,788	[2]	Semtech Corp.	976,383
9,289	[2]	Silicon Laboratories, Inc.	951,751
10,862	[2]	Solaredge Technologies, Inc.	2,799,029
7,104	[2]	Synaptics, Inc.	544,664
10,481		Synnex Corp.	1,379,719
15,779	[2]	Teradata Corp.	289,860
54,470	[2]	Trimble, Inc.	2,621,641
9,658		Universal Display Corp.	1,915,278
8,958	[2]	ViaSat, Inc.	303,676
31,586		Vishay Intertechnology, Inc.	512,325
11,006	[2]	WEX, Inc.	1,392,809
		TOTAL	59,561,569
		Materials—5.9%
13,908		Aptargroup, Inc.	1,586,764
12,518		Ashland Global Holdings, Inc.	873,381
13,535		Avient Corp.	420,532
13,378		Cabot Corp.	508,498
Annual Shareholder Report
14

Shares			Value
	[1]	COMMON STOCKS—continued
		Materials—continued
37,466		Chemours Co./The	$754,565
34,786		Commercial Metals Corp.	718,331
6,865		Compass Minerals International, Inc.	414,509
13,493		Domtar, Corp.	322,213
9,116		Eagle Materials, Inc.	777,139
6,846		Greif, Inc., Class A	277,879
9,760	[2]	Ingevity Corp.	535,629
30,575		Louisiana-Pacific Corp.	873,833
8,074		Minerals Technologies, Inc.	441,567
1,112		Newmarket Corp.	397,751
50,319		O-I Glass, Inc.	474,508
18,957		Olin Corp.	313,738
15,784		Reliance Steel & Aluminum Co.	1,720,298
14,185		Royal Gold, Inc.	1,685,320
28,239		RPM International, Inc.	2,390,996
10,176		Scotts Miracle-Gro Co.	1,526,909
8,762		Sensient Technologies Corp.	573,298
16,366		Silgan Holdings, Inc.	563,809
21,452		Sonoco Products Co.	1,048,788
44,919		Steel Dynamics, Inc.	1,414,050
26,693	[3]	United States Steel Corp.	257,854
42,595		Valvoline, Inc.	837,844
7,027		Worthington Industries, Inc.	345,799
		TOTAL	22,055,802
		Real Estate—8.8%
31,366		American Campus Communities, Inc.	1,174,970
68,225		Brixmor Property Group, Inc.	747,746
21,087		Camden Property Trust	1,945,065
9,078		Coresite Realty Corp.	1,083,550
32,446		Corporate Office Properties Trust	727,764
38,831		Cousins Properties, Inc.	989,414
28,248		Cyrusone, Inc.	2,007,020
35,779		Douglas Emmett, Inc.	844,384
10,043		EastGroup Properties, Inc.	1,336,522
10,739		EPR PPTYS	256,018
32,561		First Industrial Realty Trust	1,296,253
30,009	[3]	Geo Group, Inc.	265,880
28,745		Healthcare Realty Trust, Inc.	799,111
Annual Shareholder Report
15

Shares			Value
	[1]	COMMON STOCKS—continued
		Real Estate—continued
22,353		Highwoods Properties, Inc.	$665,449
35,400		Hudson Pacific Properties Inc.	681,804
23,457		JBG Smith Properties	547,721
11,773		Jones Lang LaSalle, Inc.	1,328,701
22,471		Kilroy Realty Corp.	1,057,935
19,583		Lamar Advertising Co.	1,213,363
10,015		Life Storage, Inc.	1,143,212
1,116	[3]	Macerich Co. (The)	7,767
106,178		Medical PPTYS Trust, Inc.	1,892,092
39,258		National Retail Properties, Inc.	1,256,649
51,216		Omega Healthcare Investors, Inc.	1,475,533
35,503		Park Hotels & Resorts, Inc.	352,545
15,614		Pebblebrook Hotel Trust	187,056
43,903		Physicians Realty Trust	740,205
19,166		PotlatchDeltic Corp.	796,347
5,924		PS Business Parks, Inc.	675,514
23,365		Rayonier, Inc.	593,004
26,518		Rexford Industrial Realty, Inc.	1,232,026
47,706		Sabra Health Care REIT, Inc.	627,811
40,692		Service Properties Trust	293,389
23,748		Spirit Realty Capital, Inc.	713,627
51,596		STORE Capital Corp.	1,326,017
8,537		Taubman Centers, Inc.	285,307
27,625		Urban Edge Properties	259,675
28,612		Weingarten Realty Investors	453,786
		TOTAL	33,280,232
		Utilities—3.7%
7,982		Allete, Inc.	411,712
13,179		Black Hills Corp.	746,722
48,298		Essential Utilities, Inc.	1,989,878
22,981		Hawaiian Electric Industries, Inc.	759,292
10,693		Idacorp, Inc.	938,097
52,063		MDU Resources Group, Inc.	1,237,017
24,433		National Fuel Gas Co.	976,343
14,553		New Jersey Resources Corp.	424,656
11,794		Northwestern Corp.	614,821
42,912		OGE Energy Corp.	1,320,402
11,141		ONE Gas, Inc.	769,175
Annual Shareholder Report
16

Shares			Value
	[1]	COMMON STOCKS—continued
		Utilities—continued
16,784		PNM Resources, Inc.	$839,200
12,934		Southwest Gas Holdings, Inc.	850,022
10,668		Spire, Inc.	597,835
47,080		UGI Corp.	1,522,567
		TOTAL	13,997,739
		TOTAL COMMON STOCKS (IDENTIFIED COST $245,384,750)	371,893,256
		INVESTMENT COMPANIES—1.6%
1,077,921		Federated Hermes Government Obligations Fund, Premier Shares, 0.03%[4]	1,077,921
4,784,197		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.10%[4]	4,786,111
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $5,864,344)	5,864,032
		TOTAL INVESTMENT IN SECURITIES—100.3% (IDENTIFIED COST $251,249,094)[5]	377,757,288
		OTHER ASSETS AND LIABILITIES - NET—(0.3)%[6]	(1,145,302)
		TOTAL NET ASSETS—100%	$376,611,986
At October 31, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures
2S&P MidCap 400 E-Mini Index	27	$5,118,120	December 2020	$17,912
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Annual Shareholder Report
17

Affiliated fund holdings are investment companies which are managed by the Manager or an affiliate of the Manager. Transactions with affiliated fund holdings during the period ended October 31, 2020, were as follows:
	Federated Hermes, Inc.	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Value as of 10/31/2019	$947,883	$16,277,418	$17,111,094	$34,336,395
Purchases at Cost	—	$63,244,646	$174,101,822	$237,346,468
Proceeds from Sales	$(236,912)	$(78,444,143)	$(186,422,555)	$(265,103,610)
Change in Unrealized Appreciation/ Depreciation	$(267,992)	N/A	$(2,783)	$(270,775)
Net Realized Gain/(Loss)	$74,910	N/A	$(1,467)	$73,443
Value as of 10/31/2020	$517,889	$1,077,921	$4,786,111	$6,381,921
Shares Held as of 10/31/2020	21,669	1,077,921	4,784,197	5,883,787
Dividend Income	$28,453	$73,722	$125,022	$227,197
*
All or a portion of the balance/activity for the fund relates to cash collateral on security lending transactions.
1
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $5,118,120 at October 31, 2020, which represents 1.4% of total net assets. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P MidCap 400 Index is 100%.
2
Non-income-producing security.
3
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4
7-day net yield.
5
The cost of investments for federal tax purposes amounts to $256,808,103.
6
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Annual Shareholder Report
18

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2020, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym is used throughout this portfolio:
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$20.69	$23.69	$27.75	$25.13	$27.25
Income From Investment Operations:
Net investment income	0.20	0.26	0.32	0.26[1]	0.34[1]
Net realized and unrealized gain (loss)	(0.44)	1.37	(0.01)	5.22	1.03
TOTAL FROM INVESTMENT OPERATIONS	(0.24)	1.63	0.31	5.48	1.37
Less Distributions:
Distributions from net investment income	(0.22)	(0.27)	(0.31)	(0.28)	(0.32)
Distributions from net realized gain	(1.88)	(4.36)	(4.06)	(2.58)	(3.17)
TOTAL DISTRIBUTIONS	(2.10)	(4.63)	(4.37)	(2.86)	(3.49)
Net Asset Value, End of Period	$18.35	$20.69	$23.69	$27.75	$25.13
Total Return[2]	(1.41)%	8.63%	0.83%	23.19%	5.85%
Ratios to Average Net Assets:
Net expenses[3]	0.31%	0.31%	0.31%	0.31%	0.30%
Net investment income	1.22%	1.31%	1.28%	1.01%	1.40%
Expense waiver/reimbursement[4]	0.15%	0.12%	0.10%	0.12%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$87,376	$161,149	$154,139	$166,962	$161,135
Portfolio turnover	34%	31%	29%	35%	33%
1
Per share numbers have been calculated using the average shares method.
2
Based on net asset value.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$20.70	$23.71	$27.77	$25.15	$27.26
Income From Investment Operations:
Net investment income	0.17	0.21	0.26	0.20	0.28[1]
Net realized and unrealized gain (loss)	(0.45)	1.36	(0.02)	5.21	1.04
TOTAL FROM INVESTMENT OPERATIONS	(0.28)	1.57	0.24	5.41	1.32
Less Distributions:
Distributions from net investment income	(0.17)	(0.22)	(0.24)	(0.21)	(0.26)
Distributions from net realized gain	(1.88)	(4.36)	(4.06)	(2.58)	(3.17)
TOTAL DISTRIBUTIONS	(2.05)	(4.58)	(4.30)	(2.79)	(3.43)
Net Asset Value, End of Period	$18.37	$20.70	$23.71	$27.77	$25.15
Total Return[2]	(1.63)%	8.32%	0.56%	22.86%	5.64%
Ratios to Average Net Assets:
Net expenses[3]	0.56%	0.56%	0.56%	0.56%	0.55%
Net investment income	0.95%	1.08%	1.03%	0.76%	1.16%
Expense waiver/reimbursement[4]	0.13%	0.11%	0.10%	0.09%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$251,645	$336,868	$434,678	$639,787	$660,471
Portfolio turnover	34%	31%	29%	35%	33%
1
Per share numbers have been calculated using the average shares method.
2
Based on net asset value.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,				Period Ended 10/31/2016[1]
	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$20.71	$23.72	$27.78	$25.15	$25.29
Income From Investment Operations:
Net investment income	0.22	0.26	0.32	0.26[2]	0.01[2]
Net realized and unrealized gain (loss)	(0.45)	1.36	(0.01)	5.23	(0.15)
TOTAL FROM INVESTMENT OPERATIONS	(0.23)	1.62	0.31	5.49	(0.14)
Less Distributions:
Distributions from net investment income	(0.22)	(0.27)	(0.31)	(0.28)	—
Distributions from net realized gain	(1.88)	(4.36)	(4.06)	(2.58)	—
TOTAL DISTRIBUTIONS	(2.10)	(4.63)	(4.37)	(2.86)	—
Net Asset Value, End of Period	$18.38	$20.71	$23.72	$27.78	$25.15
Total Return[3]	(1.35)%	8.59%	0.83%	23.23%	(0.55)%
Ratios to Average Net Assets:
Net expenses[4]	0.30%	0.30%	0.30%	0.30%	0.26%[5]
Net investment income	1.21%	1.34%	1.26%	0.96%	0.52%[5]
Expense waiver/reimbursement[6]	0.11%	0.08%	0.07%	0.06%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$37,590	$53,991	$46,064	$29,384	$0[7]
Portfolio turnover	34%	31%	29%	35%	33%[8]
1
Reflects operations for the period from October 18, 2016 (date of initial investment) to October 31, 2016.
2
Per share numbers have been calculated using the average shares method.
3
Based on net asset value. Total returns for periods of less than one year are not annualized.
4
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
7
Represents less than $1,000.
8
Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended October 31, 2016.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
22

Statement of Assets and LiabilitiesOctober 31, 2020

Assets:
Investment in securities, at value including $1,022,847 of securities loaned and $6,381,921 of investment in affiliated holdings* (identified cost $251,249,094)		$377,757,288
Deposit from broker		364,500
Receivable for shares sold		185,099
Income receivable		176,607
Receivable for investments sold		43,369
Income receivable from affiliated holding		16,359
TOTAL ASSETS		378,543,222
Liabilities:
Payable for collateral due to broker for securities lending	$1,077,921
Payable for shares redeemed	554,484
Payable for investments purchased	55,079
Bank overdraft	10,485
Payable for portfolio accounting fees	68,314
Payable for other service fees (Notes 2 and 5)	58,416
Payable for variation margin on futures contracts	13,586
Payable for custodian fees	26,073
Payable for management fee (Note 5)	4,923
Accrued expenses (Note 5)	61,955
TOTAL LIABILITIES		1,931,236
Net assets for 20,503,904 shares outstanding		$376,611,986
Net Assets Consists of:
Paid-in capital		$197,550,082
Total distributable earnings		179,061,904
TOTAL NET ASSETS		$376,611,986
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
Net asset value per share ($87,376,334 ÷ 4,761,170 shares outstanding) no par value, unlimited shares authorized		$18.35
Service Shares:
Net asset value per share ($251,645,455 ÷ 13,697,458 shares outstanding) no par value, unlimited shares authorized		$18.37
Class R6 Shares:
Net asset value per share ($37,590,197 ÷ 2,045,276 shares outstanding) no par value, unlimited shares authorized		$18.38
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
23

Statement of OperationsYear Ended October 31, 2020

Investment Income:
Dividends (including $139,847 received from affiliated holdings* and net of foreign taxes withheld of $467)			$6,563,128
Net income on securities loaned (includes $87,350 earned from affiliated holdings related to cash collateral balances*)			36,072
TOTAL INCOME			6,599,200
Expenses:
Management adviser fee (Note 5)		$1,305,597
Custodian fees		37,147
Transfer agent fees (Note 2)		235,852
Directors’/Trustees’ fees (Note 5)		5,911
Auditing fees		30,199
Legal fees		7,234
Other service fees (Notes 2 and 5)		677,462
Portfolio accounting fees		139,912
Share registration costs		60,177
Printing and postage		35,842
Miscellaneous (Notes 5)		98,125
TOTAL EXPENSES		2,633,458
Waiver, Reimbursements and Reduction:
Waiver/reimbursement of management adviser fee (Note 5)	$(465,177)
Reimbursement of other operating expenses (Notes 2 and 5)	(105,785)
Reduction of custodian fees (Note 6)	(503)
TOTAL WAIVER, REIMBURSEMENTS AND REDUCTION		(571,465)
Net expenses			2,061,993
Net investment income			$4,537,207
Annual Shareholder Report
24

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized gain on investments and foreign currency transactions (including realized gain of $73,443 on sales of investments in affiliated holdings*) and foreign currency transactions	$56,608,360
Net realized gain on futures contracts	3,750
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(270,775) on investments in affiliated holdings*)	(72,719,828)
Net change in unrealized appreciation of futures contracts	(33,105)
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	(16,140,823)
Change in net assets resulting from operations	$(11,603,616)
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
25

Statement of Changes in Net Assets

Year Ended October 31	2020	2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,537,207	$6,702,429
Net realized gain	56,612,110	48,063,788
Net change in unrealized appreciation/depreciation	(72,752,933)	(10,435,402)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(11,603,616)	44,330,815
Distributions to Shareholders:
Institutional Shares	(14,910,440)	(29,979,084)
Service Shares	(32,784,880)	(82,183,206)
Class R6 Shares	(5,026,616)	(8,858,500)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(52,721,936)	(121,020,790)
Share Transactions:
Proceeds from sale of shares	65,446,293	141,403,976
Net asset value of shares issued to shareholders in payment of distributions declared	51,192,413	117,944,341
Cost of shares redeemed	(227,708,829)	(265,532,051)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(111,070,123)	(6,183,734)
Change in net assets	(175,395,675)	(82,873,709)
Net Assets:
Beginning of period	552,007,661	634,881,370
End of period	$376,611,986	$552,007,661
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
October 31, 2020
1. ORGANIZATION
Federated Hermes Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Hermes Mid-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the mid-level stock capitalization sector of the U.S. equity market. This group of stocks is known as the S&P MidCap 400 Index.
Prior to June 29, 2020, the names of the Trust and Fund were Federated Index Trust and Federated Mid-Cap Index Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Hermes Equity Management Company of Pennsylvania (the “Manager”) and certain of the Manager’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is
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computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver, reimbursements and reduction of $571,465 is disclosed in various locations in Note 2, Note 5 and Note 6.
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Institutional Shares	$77,676	$(47,555)
Service Shares	151,215	(58,230)
Class R6 Shares	6,961	—
TOTAL	$235,852	$(105,785)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended October 31, 2020, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$677,462
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases stock index futures contracts to manage cash flows, enhance yield and to maintain exposure to the S&P MidCap 400 Index and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at the period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $12,522,053. This is based on amounts held as of each month-end throughout fiscal period.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Manager. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
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Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counter parties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of October 31, 2020, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$1,022,847	$1,077,921
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Payable for variation margin on futures contracts	$(17,912)*
*
Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2020
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Equity Contracts	$3,750

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Equity Contracts	$(33,105)
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could materially differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31,	2020		2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,210,184	$21,267,418	3,310,212	$65,960,528
Shares issued to shareholders in payment of distributions declared	759,734	14,462,392	1,514,965	29,178,550
Shares redeemed	(4,998,532)	(91,016,876)	(3,541,891)	(70,125,078)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,028,614)	$(55,287,066)	1,283,286	$25,014,000

Year Ended October 31,	2020		2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,192,153	$37,888,157	2,687,419	$56,294,256
Shares issued to shareholders in payment of distributions declared	1,666,166	31,823,950	4,150,255	79,945,272
Shares redeemed	(6,433,367)	(115,084,626)	(8,897,527)	(180,119,132)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(2,575,048)	$(45,372,519)	(2,059,853)	$(43,879,604)

Year Ended October 31,	2020		2019
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	358,585	$6,290,718	977,895	$19,149,192
Shares issued to shareholders in payment of distributions declared	257,662	4,906,071	457,225	8,820,519
Shares redeemed	(1,177,349)	(21,607,327)	(770,934)	(15,287,841)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(561,102)	$(10,410,538)	664,186	$12,681,870
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(6,164,764)	$(111,070,123)	(112,381)	$(6,183,734)
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4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2020 and 2019, was as follows:
	2020	2019
Ordinary income[1]	$4,780,951	$12,788,563
Long Term Capital Gains	$47,940,985	$108,232,227
1
For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of October 31, 2020, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$228,030
Undistributed long-term capital gains	$57,884,689
Net unrealized appreciation	$120,949,185
2
For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales and marked-to-market on futures contracts.
At October 31, 2020, the cost of investments for federal tax purposes was $256,808,103. The net unrealized appreciation of investments for federal tax purposes was $120,949,185. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $139,332,806 and net unrealized depreciation from investments for those securities having an excess of cost over value of $18,383,621. The amounts presented are inclusive of derivative contracts.
5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Management Fee
The management agreement between the Fund and the Manager provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2020, the Manager voluntarily waived $457,314 of its fee and reimbursed $105,785 of transfer agent fees.
The Manager has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended October 31, 2020, the Manager reimbursed $7,863.
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Other Service Fees
For the year ended October 31, 2020, FSSC received $11,605 of the other service fees disclosed in Note 2.
Expense Limitation
The Manager and certain of its affiliates (which may include FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.31%, 0.56% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Manager and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2020, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $31,924 and $332,346 respectively. Net realized gain recognized on these transactions was $227,776.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Manager which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Expense Reduction
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended October 31, 2020, the Fund’s expenses were reduced by $503 under these arrangements.
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7. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2020, were as follows:
Purchases	$144,023,645
Sales	$295,123,765
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of October 31, 2020, the Fund had no outstanding loans. During the year ended October 31, 2020, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2020, there were no outstanding loans. During the year ended October 31, 2020, the program was not utilized.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies, (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended October 31, 2020, 100% of total ordinary income (including short-term capital gain) distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended October 31, 2020, 100% qualify for the dividend received deduction available to corporate shareholders.
For the year ended October 31, 2020, the amount of long-term capital gains designated by the Fund was $47,940,985.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF Federated Hermes Index Trust AND SHAREHOLDERS OF Federated hermes Mid-Cap Index fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Mid-Cap Index Fund (formerly, Federated Mid-Cap Index Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Index Trust (formerly, Federated Index Trust) (the “Trust”)), including the portfolio of investments, as of October 31, 2020, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Index Trust) at October 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
December 23, 2020
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2020 to October 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2020	Ending Account Value 10/31/2020	Expenses Paid During Period[1]
Actual:
Institutional Shares	$ 1,000	$1,161.50	$1.68
Service Shares	$ 1,000	$1,159.80	$3.04
Class R6 Shares	$ 1,000	$1,161.30	$1.63
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$ 1,000	$1,023.58	$1.58
Service Shares	$ 1,000	$1,022.32	$2.85
Class R6 Shares	$ 1,000	$1,023.63	$1.53
1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.31%
Service Shares	0.56%
Class R6 Shares	0.30%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2019, the Trust comprised two portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: January 1990
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of certain of the Funds in the Federated Hermes Fund Family;
Vice President, Federated Hermes, Inc.; President, Director/Trustee
and CEO, Federated Advisory Services Company, Federated Equity
Management Company of Pennsylvania, Federated Global Investment
Management Corp., Federated Investment Counseling, Federated
Investment Management Company; President of some of the Funds in the Federated Hermes Fund Family and Director, Federated Investors
Trust Company.
Previous Positions: President and Director of the Institutional Sales
Division of Federated Securities Corp.; President and Director of
Federated Investment Counseling; President and CEO of Passport
Research, Ltd.; Director, Edgewood Securities Corp.; Director,
Federated Services Company; Director, Federated Hermes, Inc.;
Chairman and Director, Southpointe Distribution Services, Inc. and
President, Technology, Federated Services Company.

*
Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Chairman and CEO, The Collins Group, Inc.
(a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors,
Director, and Chairman of the Compensation Committee, KLX Energy
Services Holdings, Inc. (oilfield services); former Director of
KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Director, Member of the Audit Committee, Haverty
Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor of Law, Duquesne University School of
Law; formerly, Dean of the Duquesne University School of Law and
Professor of Law and Interim Dean of the Duquesne University School
of Law; formerly, Associate General Secretary and Director, Office of
Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and
Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign
for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member,
Pennsylvania State Board of Education (public); Director, Catholic
Charities, Pittsburgh; and Director CNX Resources Corporation
(formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of
Western and Central Pennsylvania; Director, Ireland Institute of
Pittsburgh; Director, Saint Thomas More Society; Director and Chair,
Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director,
Pennsylvania Bar Institute; Director, St. Vincent College; and Director
and Chair, North Catholic High School, Inc.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.

Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and
Director, The Golisano Children’s Museum of Naples, Florida.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Senior Vice President for Legal Affairs, General Counsel
and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel,
Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries. Ms. Reilly also previously served as Chair of the Risk Management Committee for Holy Ghost Preparatory School,
Philadelphia and Secretary and Chair of the Governance Committee,
Oakland Catholic High School Board of Trustees, Pittsburgh.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CNX Resources
Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and
Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee, and Chair of the Board of
Directors or Trustees, of the Federated Hermes Fund Family; President
and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products,
Inc. (distributor of portable construction heaters); President, Portable
Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

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OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002
Principal Occupations: Stephen F. Auth is Chief Investment Officer of
various Funds in the Federated Hermes Fund Family; Executive Vice
President, Federated Investment Counseling, Federated Global
Investment Management Corp. and Federated Equity Management
Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment
Management Company and Passport Research, Ltd. (investment
advisory subsidiary of Federated); Senior Vice President, Global
Portfolio Management Services Division; Senior Vice President,
Federated Investment Management Company and Passport Research,
Ltd.; Senior Managing Director and Portfolio Manager,
Prudential Investments.

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Evaluation and Approval of Advisory Contract–May 2020
Federated Mid-Cap Index Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES MID-CAP INDEX FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings
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throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
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compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful,
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though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the periods ended December 31, 2019, the Fund’s performance for the five-year period was above the median of the relevant Performance Peer Group, and the Fund’s performance fell below the median of the relevant Performance Peer Group for the one-year and three-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated
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Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
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Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from
Annual Shareholder Report
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management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
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Liquidity Risk Management Program– Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Index Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Mid-Cap Index Fund (the “Fund” and, collectively with the Federated Hermes funds, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program for the Fund. Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program for each Federated Hermes Fund they manage (each an “Administrator”). The Administrator in turn has delegated daily responsibility for the administration of the Program to multiple Liquidity Risk Management Committees (the “Committees”). The Committees, which are comprised of representatives of Enterprise Risk Management, Compliance, Investment Management and Trading, must review and assess certain information related to the liquidity of the Federated Hermes Funds, including the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from the Program’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report
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addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Fund’s investment adviser, in its role as Administrator, collectively with the other investment advisers to the Federated Hermes Funds, concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Mid-Cap Index Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420E882
CUSIP 31420E205
CUSIP 31420E874
29455 (12/20)
© 2020 Federated Hermes, Inc.

Annual Shareholder Report
October 31, 2020

Share Class | Ticker	C | MXCCX	R | FMXKX	Institutional | FISPX	Service | FMXSX

Federated Hermes Max-Cap Index Fund
(formerly, Federated Max-Cap Index Fund)
Fund Established 1990

A Portfolio of Federated Hermes Index Trust
(formerly, Federated Index Trust)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

J. Christopher
Donahue
President
Federated Hermes Max-Cap Index Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from November 1, 2019 through October 31, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes Max-Cap Index Fund (the “Fund”), based on net asset value for the 12-month reporting period ended October 31, 2020, was 8.04% for Class C Shares, 8.39% for Class R Shares, 9.16% for Institutional Shares and 8.87% for Service Shares. The total return of the Standard & Poor’s 500® Index (S&P 500),1 the Fund’s broad-based securities market index, was 9.71% for the same period. The Fund’s total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the S&P 500.
The Fund normally invests its assets primarily in the common stocks included in the S&P 500. Under normal circumstances, Fund management will also use enhanced strategies (discussed further below) in an attempt to improve the performance of the portfolio relative to the S&P 500 to compensate for Fund expenses and tracking error (difference in the Fund’s performance relative to the performance of the S&P 500). During the reporting period, the Fund’s investment strategy focused on the use of enhanced strategies, which was the most significant factor affecting the Fund’s performance relative to the S&P 500.
The following discussion will focus on the performance of the Fund’s Institutional Shares relative to the S&P 500.
MARKET OVERVIEW
During the reporting period, the domestic equity market had positive performance as evidenced by the 8.56% return of the S&P Composite 1500® Index.2 The largest stocks in the S&P Composite 1500® Index, as represented by the S&P 100® Index,3 led the market with a 13.87% return for the reporting period. Large-cap stocks followed with the S&P 500 returning 9.71% for the same period. Mid-cap stock performance trailed its larger peers as the S&P Mid-Cap 400® Index4 returned -1.15%. Small-cap stocks in the S&P Composite 1500® Index as represented by the S&P SmallCap 600® Index5 had the worst performance of the market cap segments returning -7.72% for the reporting period. Growth stocks outperformed value stocks as the S&P Composite 1500® Growth Index6 returned 22.83% versus the -7.59% return of the S&P Composite 1500® Value Index.7
Within the S&P 500, sector8 performance was mixed during the reporting period. Information Technology, Consumer Discretionary, Communication Services, Materials, Health Care, Consumer Staples and Utilities all had positive performance for the reporting period while Industrials, Real Estate,
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1

Financials and Energy had negative performance. Information Technology led the way, advancing 34.48%, followed by Consumer Discretionary (24.69%) and Communication Services (15.81%). The Energy sector posted the weakest results (-46.44%), followed by Financials (-14.65%) and Real Estate (-10.27%).
Apple Inc. (Information Technology), Amazon.com, Inc. (Consumer Discretionary) and Microsoft Corporation (Information Technology) posted the strongest contribution to performance in the S&P 500, while Exxon Mobil Corporation (Energy), Wells Fargo & Company (Banks) and Boeing Company (Industrials) detracted the most from the performance of the S&P 500 for the reporting period.
Enhanced Strategies
Portfolio management of the enhanced strategies of the Fund consisted of overweighting and underweighting stocks relative to the S&P 500 based upon Fund management’s quantitative analysis of the securities. During the reporting period, the Fund underperformed the S&P 500 by 0.55% on a net basis and underperformed the S&P 500 by 0.15% on a gross basis. This underperformance on a gross basis was primarily due to the underperformance of the quantitative strategy. The Fund invested in a stock-based strategy that also utilized S&P 500 futures9 to provide equity exposure on the Fund’s cash balances. The trading of futures contracts had a positive effect on the Fund’s performance.
Annual Shareholder Report
2

Please see the footnotes to the line graphs below for definitions of, and further information about, the S&P 500.

The S&P Composite 1500® Index combines three leading indices, the S&P 500® Index, the S&P MidCap 400® Index and the S&P SmallCap 600® Index to cover approximately 90% of the U.S. market capitalization.*
3
The S&P 100® Index, a sub-set of the S&P 500® Index, measures the performance of large-cap companies in the United States. The Index comprises 100 major, blue chip companies across multiple industry groups. Individual stock options are listed for each index constituent.*
4
The S&P MidCap 400® Index is an unmanaged capitalization weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market.*
5
The S&P SmallCap 600® Index measures the small-cap segment of the U.S. equity market. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.*
6
The S&P Composite 1500® Growth Index measures growth stocks using three factors: sales growth, the ratio of earnings change to price and momentum. S&P Style Indices divide the complete market capitalization of each parent index into growth and value segments. Constituents are drawn from the S&P 1500® Index which combines the S&P 500® Index, S&P MidCap 400® Index and the S&P SmallCap 600® Index.*
7
The S&P Composite 1500® Value Index measures value stocks using three factors: the ratios of book value, earnings and sales to price. S&P Style Indices divide the complete market capitalization of each parent index into growth and value segments. Constituents are drawn from the S&P 1500® Index, which combines the S&P 500 ® Index, S&P MidCap 400 ® Index and the S&P SmallCap 600® Index.*
8
Sector classifications are based upon the classification of the Standard & Poor’s Global Industry Classification Standard.
9
The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
*
The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Max-Cap Index Fund from October 31, 2010 to October 31, 2020, compared to the Standard & Poor’s 500® Index (S&P 500).2 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of October 31, 2020
■ Total returns shown for Class C Shares include the maximum contingent deferred sales charge of 1.00%, as applicable.
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Annual Shareholder Report

Average Annual Total Returns for the Period Ended 10/31/2020
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class C Shares	7.11%	10.23%	11.57%
Class R Shares	8.39%	10.59%	11.93%
Institutional Shares	9.16%	11.39%	12.75%
Service Shares	8.87%	11.06%	12.41%
S&P 500	9.71%	11.71%	13.01%
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class C Shares, a 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.
2
The S&P 500 is an unmanaged capitalization weighted index of 500 stocks designated to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is not adjusted to reflect taxes, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The S&P 500 is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At October 31, 2020 the Fund’s sector composition1 for its equity securities investments was as follows:
Sector	Percentage of Total Net Assets
Information Technology	27.0%
Health Care	13.8%
Consumer Discretionary	11.4%
Communication Services	10.9%
Financials	9.7%
Industrials	8.3%
Consumer Staples	6.9%
Utilities	3.2%
Real Estate	2.6%
Materials	2.6%
Energy	2.0%
Derivative Contracts[2,3]	0.0%
Cash Equivalents[4]	1.6%
Other Assets and Liabilities—Net[3,5]	(0.0)%
TOTAL[6]	100%
1
Except for Derivative Contracts, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Manager assigns a classification to securities not classified by the GICS and to securities for which the Manager does not have access to the classification made by the GICS.
2
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts, as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3
Represents less than 0.1%.
4
Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5
Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
6
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Standard & Poor’s 500 Composite Stock Price (S&P 500) Index and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P 500 Index is 100.2%.
Annual Shareholder Report

Portfolio of Investments
October 31, 2020
Shares			Value
	[1]	COMMON STOCKS—98.4%
		Communication Services—10.9%
6,903		Activision Blizzard, Inc.	$522,764
2,861	[2]	Alphabet, Inc., Class A	4,623,691
2,795	[2]	Alphabet, Inc., Class C	4,530,723
67,680		AT&T, Inc.	1,828,714
8,870		CenturyLink, Inc.	76,459
1,360	[2]	Charter Communications, Inc.	821,195
43,300		Comcast Corp., Class A	1,828,992
2,041	[2]	Discovery, Inc., Class A	41,310
3,252	[2]	Discovery, Inc., Class C	59,577
2,482	[2]	DISH Network Corp., Class A	63,266
2,542	[2]	Electronic Arts, Inc.	304,608
23,047	[2]	Facebook, Inc.	6,063,896
944		Fox Corp	25,035
5,081		Interpublic Group of Cos., Inc.	91,915
3,856	[2]	Netflix, Inc.	1,834,454
2,789		News Corp., Inc., Class A	36,620
281		News Corp., Inc., Class B	3,659
2,500		Omnicom Group, Inc.	118,000
5,220	[2]	T-Mobile USA, Inc.	571,955
1,086	[2]	Take-Two Interactive Software, Inc.	168,243
7,951	[2]	Twitter, Inc.	328,853
39,216		Verizon Communications, Inc.	2,234,920
976		ViacomCBS Inc., Class B	27,884
17,137		Walt Disney Co.	2,077,861
		TOTAL	28,284,594
		Consumer Discretionary—11.4%
3,982	[2]	Amazon.com, Inc.	12,089,949
2,364		Aptiv PLC	228,102
197	[2]	AutoZone, Inc.	222,409
3,393		Best Buy Co., Inc.	378,489
311	[2]	Booking Holdings, Inc.	504,597
1,284		BorgWarner, Inc.	44,914
1,275	[2]	CarMax, Inc.	110,211
6,459		Carnival Corp.	88,553
241	[2]	Chipotle Mexican Grill, Inc.	289,557
2,746		D. R. Horton, Inc.	183,460
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—cont.
		Consumer Discretionary—cont.
1,504		Darden Restaurants, Inc.	$138,248
2,210		Dollar General Corp.	461,249
2,424	[2]	Dollar Tree, Inc.	218,936
699		Domino’s Pizza, Inc.	264,446
6,768		eBay, Inc.	322,360
937	[2]	Etsy, Inc.	113,930
33,043		Ford Motor Co.	255,422
2,508		Gap (The), Inc.	48,781
1,133		Garmin Ltd.	117,855
10,988		General Motors Co.	379,416
1,096		Genuine Parts Co.	99,111
4,315		Hanesbrands, Inc.	69,342
2,491		Hilton Worldwide Holdings, Inc.	218,735
10,555		Home Depot, Inc.	2,815,124
6,488		L Brands, Inc.	207,681
3,610		Las Vegas Sands Corp.	173,497
668		Leggett and Platt, Inc.	27,876
4,242		Lennar Corp., Class A	297,916
1,799	[2]	LKQ Corp.	57,550
6,924		Lowe’s Cos., Inc.	1,094,684
2,742		Marriott International, Inc., Class A	254,677
6,857		McDonald’s Corp.	1,460,541
1,822	[2]	Mohawk Industries, Inc.	188,012
10,819		Newell Brands, Inc.	191,064
11,713		Nike, Inc., Class B	1,406,497
27	[2]	NVR, Inc.	106,733
668	[2]	O’Reilly Automotive, Inc.	291,649
376		Pool Corp.	131,536
1,940		Pulte Group, Inc.	79,074
832		PVH Corp.	48,497
1,948		Ross Stores, Inc.	165,911
2,049		Royal Caribbean Cruises, Ltd.	115,605
11,137		Starbucks Corp.	968,473
4,070		Tapestry, Inc.	90,476
5,575		Target Corp.	848,626
804		Tiffany & Co.	105,195
11,705		TJX Cos., Inc.	594,614
901		Tractor Supply Co.	120,022
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—cont.
		Consumer Discretionary—cont.
597	[2]	Ulta Beauty, Inc.	$123,442
2,857	[2]	Under Armour, Inc., Class A	39,541
3,072	[2]	Under Armour, Inc., Class C	37,571
1,247		V.F. Corp.	83,798
436		Whirlpool Corp.	80,643
1,238		Wynn Resorts Ltd.	89,668
2,929		Yum! Brands, Inc.	273,364
		TOTAL	29,417,629
		Consumer Staples—6.9%
20,608		Altria Group, Inc.	743,537
2,479		Archer-Daniels-Midland Co.	114,629
25		Brown-Forman Corp., Class B	1,743
1,325		Campbell Soup Co.	61,838
2,268		Church and Dwight, Inc.	200,469
1,057		Clorox Co.	219,063
8,377		Colgate-Palmolive Co.	660,862
8,325		Conagra Brands, Inc.	292,124
1,710		Constellation Brands, Inc., Class A	282,543
4,061		Costco Wholesale Corp.	1,452,295
2,235		Estee Lauder Cos., Inc., Class A	490,940
5,273		General Mills, Inc.	311,740
1,526		Hershey Foods Corp.	209,764
2,104		Hormel Foods Corp.	102,444
1,968		Kellogg Co.	123,768
3,375		Kimberly-Clark Corp.	447,491
10,328		Kraft Heinz Co./The	315,934
6,490		Kroger Co.	209,043
1,630		Lamb Weston Holdings, Inc.	103,423
1,026		McCormick & Co., Inc.	185,203
5,481		Molson Coors Beverage Company, Class B	193,260
12,932		Mondelez International, Inc.	686,948
1,845	[2]	Monster Beverage Corp.	141,272
13,174		PepsiCo, Inc.	1,755,962
14,268		Philip Morris International, Inc.	1,013,313
23,524		Procter & Gamble Co.	3,225,140
832		Smucker (J.M.) Co.	93,350
5,091		Sysco Corp.	281,583
33,655		The Coca-Cola Co.	1,617,459
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—cont.
		Consumer Staples—cont.
3,152		Tyson Foods, Inc., Class A	$180,389
6,824		Walgreens Boots Alliance, Inc.	232,289
12,824		WalMart Inc.	1,779,330
		TOTAL	17,729,148
		Energy—2.0%
14,034		Apache Corp.	116,482
4,749		Baker Hughes a GE Co. LLC	70,143
2,691		Cabot Oil & Gas Corp., Class A	47,873
18,544		Chevron Corp.	1,288,808
4,518		Concho Resources, Inc.	187,542
10,775		ConocoPhillips	308,380
3,995		Devon Energy Corp.	35,675
5,337		Diamondback Energy, Inc.	138,549
5,173		EOG Resources, Inc.	177,124
36,181		Exxon Mobil Corp.	1,180,224
7,581		Halliburton Co.	91,427
2,972		Hess Corp.	110,618
1,785		HollyFrontier Corp.	33,040
17,538		Kinder Morgan, Inc.	208,702
9,792		Marathon Oil Corp.	38,776
5,465		Marathon Petroleum Corp.	161,217
14,640		National Oilwell Varco, Inc.	122,976
1,933		Phillips 66	90,194
1,271		Pioneer Natural Resources, Inc.	101,121
14,157		Schlumberger Ltd.	211,506
3,967		TechnipFMC PLC	21,937
3,895		Valero Energy Corp.	150,386
11,263		Williams Cos., Inc.	216,137
		TOTAL	5,108,837
		Financials—9.7%
6,907		Aflac, Inc.	234,493
4,332		Allstate Corp.	384,465
6,362		American Express Co.	580,469
8,357		American International Group, Inc.	263,162
1,958		Ameriprise Financial, Inc.	314,905
2,300		Aon PLC	423,223
604		Assurant, Inc.	75,119
71,379		Bank of America Corp.	1,691,682
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—cont.
		Financials—cont.
11,305		Bank of New York Mellon Corp.	$388,440
17,981	[2]	Berkshire Hathaway, Inc., Class B	3,630,364
1,282		BlackRock, Inc.	768,187
2,565		Capital One Financial Corp.	187,450
1,312		Cboe Global Markets, Inc.	106,652
13,190		Charles Schwab Corp.	542,241
4,453		Chubb Ltd.	578,489
1,739		Cincinnati Financial Corp.	123,017
22,376		Citigroup, Inc.	926,814
3,581		Citizens Financial Group, Inc.	97,582
2,598		CME Group, Inc.	391,571
1,943		Comerica, Inc.	88,426
683		Discover Financial Services	44,402
502		Everest Re Group Ltd.	98,934
714		Fifth Third Bancorp	16,579
1,372		First Republic Bank	173,064
3,749		Franklin Resources, Inc.	70,294
538		Gallagher (Arthur J.) & Co.	55,796
736		Globe Life, Inc.	59,682
3,117		Goldman Sachs Group, Inc.	589,238
12,198		Huntington Bancshares, Inc.	127,347
5,178		Intercontinental Exchange, Inc.	488,803
3,696		Invesco Ltd.	48,455
28,829		JPMorgan Chase & Co.	2,826,395
11,205		KeyCorp	145,441
5,598		Lincoln National Corp.	196,490
1,529		Loews Corp.	53,026
2,476		M & T Bank Corp.	256,464
337		Marketaxess Holdings, Inc.	181,592
3,642		Marsh & McLennan Cos., Inc.	376,801
6,569		MetLife, Inc.	248,637
1,421		Moody’s Corp.	373,581
12,351		Morgan Stanley	594,701
708		MSCI, Inc., Class A	247,687
868		NASDAQ, Inc.	105,019
2,265		Northern Trust Corp.	177,282
6,437		People’s United Financial, Inc.	68,683
4,072		PNC Financial Services Group	455,575
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—cont.
		Financials—cont.
5,550		Principal Financial Group, Inc.	$217,671
5,291		Progressive Corp., OH	486,243
3,322		Prudential Financial, Inc.	212,674
1,030		Raymond James Financial, Inc.	78,733
9,949		Regions Financial Corp.	132,322
2,185		S&P Global, Inc.	705,165
5,394		State Street Corp.	317,707
431	[2]	SVB Financial Group	125,292
9,805		Synchrony Financial	245,321
1,923		T. Rowe Price Group, Inc.	243,567
4,050		The Hartford Financial Services Group, Inc.	156,006
2,605		The Travelers Cos., Inc.	314,449
9,311		Truist Financial Corp.	392,179
13,536		U.S. Bancorp	527,227
8,913		Unum Group	157,404
33,424		Wells Fargo & Co.	716,945
574		Willis Towers Watson PLC	104,743
5,673		Zions Bancorporation, N.A.	183,068
		TOTAL	25,193,435
		Health Care—13.8%
16,716		Abbott Laboratories	1,757,019
17,995		AbbVie, Inc.	1,531,374
350	[2]	Abiomed, Inc.	88,158
1,581		Agilent Technologies, Inc.	161,404
2,143	[2]	Alexion Pharmaceuticals, Inc.	246,745
630	[2]	Align Technology, Inc.	268,430
1,133		AmerisourceBergen Corp.	108,847
5,588		Amgen, Inc.	1,212,261
2,399		Anthem, Inc.	654,447
5,062		Baxter International, Inc.	392,659
2,831		Becton Dickinson & Co.	654,329
1,483	[2]	Biogen, Inc.	373,820
10,123	[2]	Boston Scientific Corp.	346,915
23,320		Bristol-Myers Squibb Co.	1,363,054
2,652		Cardinal Health, Inc.	121,435
1,229	[2]	Catalent, Inc.	107,869
5,074	[2]	Centene Corp.	299,873
2,541		Cerner Corp.	178,099
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—cont.
		Health Care—cont.
4,213		CIGNA Corp.	$703,445
86		Cooper Cos., Inc.	27,438
14,498		CVS Health Corp.	813,193
5,792		Danaher Corp.	1,329,496
2,201	[2]	Davita, Inc.	189,836
2,594		Dentsply Sirona, Inc.	122,411
1,235	[2]	Dexcom, Inc.	394,681
4,270	[2]	Edwards Lifesciences Corp.	306,116
7,483		Eli Lilly & Co.	976,232
13,755		Gilead Sciences, Inc.	799,853
3,422		HCA Healthcare, Inc.	424,123
1,570	[2]	Henry Schein, Inc.	99,821
2,760	[2]	Hologic, Inc.	189,943
1,568		Humana, Inc.	626,071
808	[2]	IDEXX Laboratories, Inc.	343,255
1,363	[2]	Illumina, Inc.	398,950
301	[2]	Incyte Genomics, Inc.	26,079
1,059	[2]	Intuitive Surgical, Inc.	706,438
1,905	[2]	IQVIA Holdings, Inc.	293,351
24,854		Johnson & Johnson	3,407,732
803	[2]	Laboratory Corp. of America Holdings	160,415
1,469		McKesson Corp.	216,663
11,390		Medtronic PLC	1,145,492
24,011		Merck & Co., Inc.	1,805,867
198	[2]	Mettler-Toledo International, Inc.	197,586
4,526	[2]	Mylan NV	65,808
830		PerkinElmer, Inc.	107,527
1,065		Perrigo Co. PLC	46,722
52,792		Pfizer, Inc.	1,873,060
1,027		Quest Diagnostics, Inc.	125,438
1,211	[2]	Regeneron Pharmaceuticals, Inc.	658,251
1,311		ResMed, Inc.	251,633
37		STERIS PLC	6,556
2,447		Stryker Corp.	494,318
494		Teleflex, Inc.	157,206
3,648		Thermo Fisher Scientific, Inc.	1,725,942
8,823		UnitedHealth Group, Inc.	2,692,250
1,797		Universal Health Services, Inc., Class B	196,861
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—cont.
		Health Care—cont.
742	[2]	Varian Medical Systems, Inc.	$128,218
2,346	[2]	Vertex Pharmaceuticals, Inc.	488,813
638	[2]	Waters Corp.	142,159
597		West Pharmaceutical Services, Inc.	162,426
1,027		Zimmer Biomet Holdings, Inc.	135,667
3,641		Zoetis, Inc.	577,281
		TOTAL	35,607,361
		Industrials—8.3%
5,550		3M Co.	887,778
1,777		Alaska Air Group, Inc.	67,331
776		Allegion PLC	76,436
1,898		Ametek, Inc.	186,384
4,195		Boeing Co.	605,716
1,012		C.H. Robinson Worldwide, Inc.	89,491
7,544		Carrier Global Corp.	251,894
4,228		Caterpillar, Inc.	664,007
769		Cintas Corp.	241,889
661	[2]	Copart, Inc.	72,948
6,957		CSX Corp.	549,186
1,260		Cummins, Inc.	277,061
3,530		Deere & Co.	797,462
6,746		Delta Air Lines, Inc.	206,697
1,424		Dover Corp.	157,651
3,502		Eaton Corp. PLC	363,473
5,383		Emerson Electric Co.	348,765
1,176		Equifax, Inc.	160,642
1,290		Expeditors International Washington, Inc.	113,997
8,322		Fastenal Co.	359,760
2,152		FedEx Corp.	558,379
4,843		Fortive Corp.	298,329
2,833		Fortune Brands Home & Security, Inc.	229,105
1,277		General Dynamics Corp.	167,708
85,420		General Electric Co.	633,816
5,813		Honeywell International, Inc.	958,854
3,249		Howmet Aerospace, Inc.	56,045
1,751		Hunt (J.B.) Transportation Services, Inc.	213,167
1,245		Huntington Ingalls Industries, Inc.	183,613
568		IDEX Corp.	96,782
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—cont.
		Industrials—cont.
1,843		IHS Markit Ltd.	$149,043
2,567		Illinois Tool Works, Inc.	502,824
2,778	[2]	Ingersoll-Rand, Inc.	97,063
7,581		Johnson Controls International PLC	319,994
743		Kansas City Southern Industries, Inc.	130,872
1,323		L3Harris Technologies Inc.	213,149
2,371		Lockheed Martin Corp.	830,158
4,717		Masco Corp.	252,831
5,029		Nielsen Holdings PLC	67,942
2,274		Norfolk Southern Corp.	475,539
1,529		Northrop Grumman Corp.	443,135
1,586		Old Dominion Freight Lines, Inc.	301,927
3,571		Otis Worldwide Corp.	218,831
4,763		PACCAR, Inc.	406,665
1,083		Parker-Hannifin Corp.	225,654
1,305		Pentair PLC	64,937
3,346		Quanta Services, Inc.	208,891
14,734		Raytheon Technologies Corp.	800,351
2,241		Republic Services, Inc.	197,589
3,494		Robert Half International, Inc.	177,111
1,204		Rockwell Automation, Inc.	285,492
3,814		Rollins, Inc.	220,640
916		Roper Technologies, Inc.	340,147
779		Smith (A.O.) Corp.	40,267
335		Snap-On, Inc.	52,773
6,174		Southwest Airlines Co.	244,058
1,338		Stanley Black & Decker Inc.	222,376
426	[2]	Teledyne Technologies, Inc.	131,698
2,035		Trane Technologies plc	270,146
257		Transdigm Group, Inc.	122,694
6,238		Union Pacific Corp.	1,105,311
6,464		United Parcel Service, Inc.	1,015,559
1,397	[2]	United Rentals, Inc.	249,071
1,663		Verisk Analytics, Inc.	295,964
348		W.W. Grainger, Inc.	121,807
1,416		Wabtec Corp.	83,969
3,869		Waste Management, Inc.	417,504
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—cont.
		Industrials—cont.
1,682		Xylem, Inc.	$146,569
		TOTAL	21,324,917
		Information Technology—27.0%
5,853		Accenture PLC	1,269,574
4,771	[2]	Adobe, Inc.	2,133,114
10,664	[2]	Advanced Micro Devices, Inc.	802,893
305	[2]	Akamai Technologies, Inc.	29,012
2,560		Amphenol Corp., Class A	288,870
2,335		Analog Devices, Inc.	276,768
719	[2]	Ansys, Inc.	218,842
151,866		Apple, Inc.	16,532,133
8,495		Applied Materials, Inc.	503,159
542	[2]	Arista Networks, Inc.	113,224
2,630	[2]	Autodesk, Inc.	619,470
3,085		Automatic Data Processing, Inc.	487,307
3,815		Broadcom, Inc.	1,333,838
1,256		Broadridge Financial Solutions	172,826
2,355	[2]	Cadence Design Systems, Inc.	257,566
196		CDW Corp.	24,030
40,326		Cisco Systems, Inc.	1,447,703
963		Citrix Systems, Inc.	109,079
5,189		Cognizant Technology Solutions Corp.	370,598
11,105		Corning, Inc.	355,027
9,291		DXC Technology Co.	171,140
784	[2]	F5 Networks, Inc.	104,225
5,893		Fidelity National Information Services, Inc.	734,209
5,461	[2]	Fiserv, Inc.	521,362
898	[2]	FleetCor Technologies Inc.	198,377
1,952		FLIR Systems, Inc.	67,715
1,047	[2]	Fortinet Inc.	115,557
1,033	[2]	Gartner, Inc., Class A	124,063
2,835		Global Payments, Inc.	447,193
1,525		Henry Jack & Associates, Inc.	226,081
6,063		HP, Inc.	108,891
7,304		IBM Corp.	815,565
42,454		Intel Corp.	1,879,863
2,478		Intuit, Inc.	779,777
1,107	[2]	IPG Photonics Corp.	205,858
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—cont.
		Information Technology—cont.
2,062		Juniper Networks, Inc.	$40,663
1,850	[2]	Keysight Technologies, Inc.	194,009
1,312		KLA Corp.	258,700
1,280		Lam Research Corp.	437,862
1,413		Leidos Holdings, Inc.	117,279
8,259		Mastercard, Inc.	2,383,878
2,480		Maxim Integrated Products, Inc.	172,732
2,226		Microchip Technology, Inc.	233,908
7,857	[2]	Micron Technology, Inc.	395,521
70,803		Microsoft Corp.	14,335,483
1,632		Motorola, Inc.	257,954
2,685		NetApp, Inc.	117,845
6,045		NVIDIA Corp.	3,030,721
18,553		Oracle Corp.	1,041,009
1,364		Paychex, Inc.	112,189
86	[2]	Paycom Software, Inc.	31,312
11,739	[2]	PayPal Holdings, Inc.	2,184,980
870	[2]	Qorvo, Inc.	110,803
10,496		Qualcomm, Inc.	1,294,787
8,423	[2]	Salesforce.com, Inc.	1,956,410
2,529		Seagate Technology PLC	120,937
2,085	[2]	ServiceNow, Inc.	1,037,433
1,378		Skyworks Solutions, Inc.	194,698
1,294	[2]	Synopsys, Inc.	276,735
2,890		TE Connectivity Ltd.	279,983
1,221		Teradyne, Inc.	107,265
8,671		Texas Instruments, Inc.	1,253,740
299	[2]	Tyler Technologies, Inc.	114,930
884	[2]	Verisign, Inc.	168,579
15,883		Visa, Inc., Class A	2,886,100
1,937	[2]	Vontier Corp.	55,669
5,006		Western Union Co.	97,317
2,591		Xerox Holdings Corp.	45,032
2,547		Xilinx, Inc.	302,303
1,008	[2]	Zebra Technologies Corp., Class A	285,909
		TOTAL	69,779,584
		Materials—2.6%
1,984		Air Products & Chemicals, Inc.	548,060
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—cont.
		Materials—cont.
737		Albemarle Corp.	$68,696
14,595		Amcor PLC	152,226
884		Avery Dennison Corp.	122,337
1,511		Ball Corp.	134,479
2,357		CF Industries Holdings, Inc.	65,077
6,206		Corteva, Inc.	204,674
9,504		Dow, Inc	432,337
9,024		DuPont de Nemours, Inc.	513,285
964		Eastman Chemical Co.	77,930
2,453		Ecolab, Inc.	450,346
2,370		FMC Corp.	243,494
5,956		Freeport-McMoRan, Inc.	103,277
4,292		International Paper Co.	187,775
4,820		Linde PLC	1,062,039
2,611		LyondellBasell Industries N.V.	178,723
9		Martin Marietta Materials	2,397
10,003		Mosaic Co./The	185,056
9,493		Newmont Corp.	596,540
2,395		Nucor Corp.	114,385
1,074		Packaging Corp. of America	122,962
2,010		PPG Industries, Inc.	260,737
1,655		Sealed Air Corp.	65,521
731		Sherwin-Williams Co.	502,913
1,047		Vulcan Materials Co.	151,647
1,741		WestRock Co.	65,375
		TOTAL	6,612,288
		Real Estate—2.6%
938		Alexandria Real Estate Equities, Inc.	142,126
4,677		American Tower Corp.	1,074,073
4,980		Apartment Investment & Management Co., Class A	158,862
1,373		Avalonbay Communities, Inc.	191,025
1,182		Boston Properties, Inc.	85,589
2,920	[2]	CBRE Group, Inc.	147,168
4,735		Crown Castle International Corp.	739,607
1,633		Digital Realty Trust, Inc.	235,642
2,770		Duke Realty Corp.	105,232
1,003		Equinix, Inc.	733,434
3,412		Equity Residential Properties Trust	160,296
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—cont.
		Real Estate—cont.
622		Essex Property Trust, Inc.	$127,255
975		Extra Space Storage, Inc.	113,051
4,866		Healthpeak Properties, Inc.	131,236
6,198		Host Hotels & Resorts, Inc.	64,955
850		Mid-American Apartment Communities, Inc.	99,136
6,667		ProLogis Inc.	661,366
1,500		Public Storage	343,605
3,037		Realty Income Corp.	175,721
1,301		Regency Centers Corp.	46,303
1,462		SBA Communications, Corp.	424,521
3,230		Simon Property Group, Inc.	202,876
175		SL Green Realty Corp.	7,492
3,163		UDR, Inc.	98,812
541		Ventas, Inc.	21,353
4,158		Welltower, Inc.	223,576
10,384		Weyerhaeuser Co.	283,379
		TOTAL	6,797,691
		Utilities—3.2%
4,819		AES Corp.	93,971
1,840		Alliant Energy Corp.	101,715
1,980		Ameren Corp.	160,618
4,976		American Electric Power Co., Inc.	447,492
2,623		American Water Works Co., Inc.	394,788
2,350		CMS Energy Corp.	148,825
3,478		Consolidated Edison Co.	272,988
7,684		Dominion Energy, Inc.	617,333
1,610		DTE Energy Co.	198,706
7,094		Duke Energy Corp.	653,428
1,068		Edison International	59,851
1,759		Entergy Corp.	178,046
2,485		Evergy, Inc.	137,172
4,804		EverSource Energy	419,245
9,558		Exelon Corp.	381,269
5,956		FirstEnergy Corp.	177,012
20,224		NextEra Energy, Inc.	1,480,599
9,405		NiSource, Inc.	216,033
7,322		PPL Corp.	201,355
7,236		Public Service Enterprises Group, Inc.	420,773
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—cont.
		Utilities—cont.
2,855		Sempra Energy	$357,903
10,091		Southern Co.	579,728
2,706		WEC Energy Group, Inc.	272,088
4,543		Xcel Energy, Inc.	318,146
		TOTAL	8,289,084
		TOTAL COMMON STOCKS (IDENTIFIED COST $66,141,402)	254,144,568
		INVESTMENT COMPANY—1.6%
4,230,175		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.10%[3] (IDENTIFIED COST $4,231,097)	4,231,867
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $70,372,499)[4]	258,376,435
		OTHER ASSETS AND LIABILITIES - NET—(0.0)%[5]	(24,734)
		TOTAL NET ASSETS—100%	$258,351,701
At October 31, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Long Futures
2S&P 500 E-Mini Index	28	$4,570,650	December 2020	$(86,445)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Manager or an affiliate of the Manager. Transactions with affiliated fund holdings during the period ended October 31, 2020, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total Affiliated Transactions
Value as of 10/31/2019	$—	$5,040,916	$5,040,916
Purchases at Cost	951,264	88,192,046	89,143,310
Proceeds from Sales	(951,264)	(89,000,365)	(89,951,629)
Change in Unrealized Appreciation/Depreciation	$N/A	$62	$62
Net Realized Gain/(Loss)	$N/A	$(792)	$(792)
Value as of 10/31/2020	$—	$4,231,867	$4,231,867
Shares Held as of 10/31/2020	—	4,230,175	4,230,175
Dividend Income	$16	$75,438	$75,454
*
All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $4,570,650 at October 31, 2020, which represents 1.8% of total net assets. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P 500 Index is 100.2%.
2
Non-income-producing security.
3
7-day net yield.
4
The cost of investments for federal tax purposes amounts to $73,088,308.
5
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2020, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$9.91	$12.74	$15.09	$14.54	$16.06
Income From Investment Operations:
Net investment income	0.04[1]	0.06[1]	0.06[1]	0.09	0.11
Net realized and unrealized gain	0.68	1.03	0.75	2.75	0.32
TOTAL FROM INVESTMENT OPERATIONS	0.72	1.09	0.81	2.84	0.43
Less Distributions:
Distributions from net investment income	(0.05)	(0.06)	(0.07)	(0.09)	(0.11)
Distributions from net realized gain	(1.37)	(3.86)	(3.09)	(2.20)	(1.84)
TOTAL DISTRIBUTIONS	(1.42)	(3.92)	(3.16)	(2.29)	(1.95)
Net Asset Value, End of Period	$9.21	$9.91	$12.74	$15.09	$14.54
Total Return[2]	8.04%	12.59%	6.09%	22.22%	3.19%
Ratios to Average Net Assets:
Net expenses[3]	1.42%[4]	1.41%	1.41%	1.42%	1.42%
Net investment income	0.46%	0.61%	0.48%	0.60%	0.75%
Expense waiver/reimbursement[5]	0.12%	0.10%	0.06%	0.05%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$30,451	$35,742	$37,324	$41,904	$36,956
Portfolio turnover	29%	32%	30%	31%	31%
1
Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.42% for the year ended October 31, 2020, after taking into account this expense reduction.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$10.12	$12.92	$15.27	$14.68	$16.19
Income From Investment Operations:
Net investment income	0.07[1]	0.09[1]	0.10[1]	0.12	0.15
Net realized and unrealized gain	0.70	1.06	0.74	2.80	0.34
TOTAL FROM INVESTMENT OPERATIONS	0.77	1.15	0.84	2.92	0.49
Less Distributions:
Distributions from net investment income	(0.08)	(0.09)	(0.10)	(0.13)	(0.16)
Distributions from net realized gain	(1.37)	(3.86)	(3.09)	(2.20)	(1.84)
TOTAL DISTRIBUTIONS	(1.45)	(3.95)	(3.19)	(2.33)	(2.00)
Net Asset Value, End of Period	$9.44	$10.12	$12.92	$15.27	$14.68
Total Return[2]	8.39%	13.00%	6.31%	22.65%	3.56%
Ratios to Average Net Assets:
Net expenses[3]	1.11%[4]	1.08%	1.11%	1.11%	1.10%
Net investment income	0.75%	0.94%	0.79%	0.92%	1.07%
Expense waiver/reimbursement[5]	0.12%	0.11%	0.07%	0.07%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$35,879	$38,142	$41,765	$47,867	$47,998
Portfolio turnover	29%	32%	30%	31%	31%
1
Per share numbers have been calculated using the average shares method.
2
Based on net asset value.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.11% for the year ended October 31, 2020, after taking into account this expense reduction.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$10.31	$13.09	$15.42	$14.80	$16.31
Income From Investment Operations:
Net investment income	0.14[1]	0.16[1]	0.21[1]	0.25	0.28
Net realized and unrealized gain	0.70	1.08	0.75	2.80	0.31
TOTAL FROM INVESTMENT OPERATIONS	0.84	1.24	0.96	3.05	0.59
Less Distributions:
Distributions from net investment income	(0.14)	(0.16)	(0.20)	(0.23)	(0.26)
Distributions from net realized gain	(1.37)	(3.86)	(3.09)	(2.20)	(1.84)
TOTAL DISTRIBUTIONS	(1.51)	(4.02)	(3.29)	(2.43)	(2.10)
Net Asset Value, End of Period	$9.64	$10.31	$13.09	$15.42	$14.80
Total Return[2]	9.16%	13.76%	7.16%	23.55%	4.30%
Ratios to Average Net Assets:
Net expenses[3]	0.36%[4]	0.36%	0.36%	0.36%	0.35%
Net investment income	1.50%	1.66%	1.56%	1.67%	1.82%
Expense waiver/reimbursement[5]	0.16%	0.13%	0.11%	0.08%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$119,545	$133,835	$137,792	$201,836	$208,577
Portfolio turnover	29%	32%	30%	31%	31%
1
Per share numbers have been calculated using the average shares method.
2
Based on net asset value.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.36% for the year ended October 31, 2020, after taking into account this expense reduction.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$10.14	$12.94	$15.28	$14.69	$16.20
Income From Investment Operations:
Net investment income	0.11[1]	0.13[1]	0.16[1]	0.17	0.21
Net realized and unrealized gain	0.70	1.06	0.75	2.81	0.34
TOTAL FROM INVESTMENT OPERATIONS	0.81	1.19	0.91	2.98	0.55
Less Distributions:
Distributions from net investment income	(0.12)	(0.13)	(0.16)	(0.19)	(0.22)
Distributions from net realized gain	(1.37)	(3.86)	(3.09)	(2.20)	(1.84)
TOTAL DISTRIBUTIONS	(1.49)	(3.99)	(3.25)	(2.39)	(2.06)
Net Asset Value, End of Period	$9.46	$10.14	$12.94	$15.28	$14.69
Total Return[2]	8.87%	13.41%	6.85%	23.14%	4.01%
Ratios to Average Net Assets:
Net expenses[3]	0.66%[4]	0.66%	0.66%	0.66%	0.65%
Net investment income	1.23%	1.36%	1.24%	1.39%	1.52%
Expense waiver/reimbursement[5]	0.41%	0.39%	0.35%	0.35%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$72,477	$107,852	$110,443	$144,226	$180,503
Portfolio turnover	29%	32%	30%	31%	31%
1
Per share numbers have been calculated using the average shares method.
2
Based on net asset value.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.66% for the year ended October 31, 2020, after taking into account this expense reduction.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and LiabilitiesOctober 31, 2020

Assets:
Investment in securities, at value including $4,231,867 of investment in an affiliated holding* (identified cost $70,372,499)		$258,376,435
Cash		988
Due from broker		336,000
Income receivable		256,222
Receivable for shares sold		121,543
Receivable for investments sold		26,653
Income receivable from an affiliated holding		756
TOTAL ASSETS		259,118,597
Liabilities:
Payable for shares redeemed	$452,599
Payable for variation margin on futures contracts	51,833
Payable for portfolio accounting fees	71,541
Payable for transfer agent fees	53,130
Payable for distribution services fees (Note 5)	39,686
Payable for other service fees (Notes 2 and 5)	32,460
Payable for custodian fees	27,194
Payable for management fee (Note 5)	9,008
Payable for administrative fee (Note 5)	1,238
Accrued expenses (Note 5)	28,207
TOTAL LIABILITIES		766,896
Net assets for 27,168,421 shares outstanding		$258,351,701
Net Assets Consists of:
Paid-in capital		$18,142,963
Total distributable earnings		240,208,738
TOTAL NET ASSETS		$258,351,701
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class C Shares:
Net asset value per share ($30,451,392 ÷ 3,307,396 shares outstanding) no par value, unlimited shares authorized	$9.21
Offering price per share	$9.21
Redemption proceeds per share (99.00/100 of $9.21)	$9.12
Class R Shares:
Net asset value per share ($35,878,899 ÷ 3,801,959 shares outstanding) no par value, unlimited shares authorized	$9.44
Offering price per share	$9.44
Redemption proceeds per share	$9.44
Institutional Shares:
Net asset value per share ($119,544,747 ÷ 12,398,717 shares outstanding) no par value, unlimited shares authorized	$9.64
Offering price per share	$9.64
Redemption proceeds per share	$9.64
Service Shares:
Net asset value per share ($72,476,663 ÷ 7,660,349 shares outstanding) no par value, unlimited shares authorized	$9.46
Offering price per share	$9.46
Redemption proceeds per share	$9.46
*
See information listed after the Fund’s Portfolio of Investments
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of OperationsYear Ended October 31, 2020

Investment Income:
Dividends (including $75,438 received from an affiliated holding* and net of foreign taxes withheld of $1,074)			$5,227,817
Net income on securities loaned (includes $16 received from an affiliated holding* related to cash collateral balances) (Note 2)			811
TOTAL INCOME			5,228,628
Expenses:
Management fee (Note 5)		$836,105
Custodian fees		44,182
Transfer agent fees (Note 2)		288,441
Directors’/Trustees’ fees (Note 5)		4,940
Auditing fees		30,200
Legal fees		11,050
Distribution services fee (Note 5)		680,657
Other service fees (Notes 2 and 5)		290,771
Portfolio accounting fees		148,360
Share registration costs		70,940
Printing and postage		30,341
Miscellaneous (Note 5)		74,089
TOTAL EXPENSES		2,510,076
Waivers, Reimbursements and Reduction:
Waiver/reimbursement of management fee (Note 5)	$(328,336)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(294,333)
Reduction of custodian fees (Note 6)	(225)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(622,894)
Net expenses			1,887,182
Net investment income			$3,341,446
Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized gain on investments and foreign currency transactions (including realized loss of ($792) on sales of investments in an affiliated holding*)	$54,351,563
Net realized gain on futures contracts	856,420
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $62 of investments in an affiliated holding*)	(35,104,163)
Net change in unrealized appreciation of futures contracts	(149,132)
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	19,954,688
Change in net assets resulting from operations	$23,296,134
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended October 31	2020	2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,341,446	$4,302,258
Net realized gain	55,207,983	40,702,928
Net change in unrealized appreciation/depreciation	(35,253,295)	(5,269,748)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	23,296,134	39,735,438
Distributions to Shareholders:
Class C Shares	(5,045,055)	(11,464,301)
Class R Shares	(5,432,608)	(12,531,865)
Institutional Shares	(19,916,477)	(42,273,684)
Service Shares	(13,487,436)	(34,219,634)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(43,881,576)	(100,489,484)
Share Transactions:
Proceeds from sale of shares	39,077,307	48,431,580
Net asset value of shares issued to shareholders in payment of distributions declared	42,492,427	96,301,169
Cost of shares redeemed	(118,203,823)	(95,731,113)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(36,634,089)	49,001,636
Change in net assets	(57,219,531)	(11,752,410)
Net Assets:
Beginning of period	315,571,232	327,323,642
End of period	$258,351,701	$315,571,232
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
October 31, 2020
1. ORGANIZATION
Federated Hermes Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Hermes Max-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class C Shares, Class R Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and performance of publicly traded common stocks comprising the Standard & Poor’s 500 Index (S&P 500).
Prior to June 29, 2020, the names of the Trust and Fund were Federated Index Trust and Federated Max-Cap Index Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Manager”) and certain of the Manager’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
Annual Shareholder Report

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers, reimbursements and reduction of $622,894 is disclosed in various locations in this Note 2, Note 5 and Note 6. For the year ended October 31, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class C Shares	$28,543	$—
Class R Shares	103,058	(380)
Institutional Shares	90,337	(47,221)
Service Shares	66,503	(37,417)
TOTAL	$288,441	$(85,018)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class C Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended October 31, 2020, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class C Shares	$82,032
Service Shares	208,739
TOTAL	$290,771
For the year ended October 31, 2020, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage market risk and maintain exposure to the S&P 500 Index. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation
Annual Shareholder Report

margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $7,621,903. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Manager. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Annual Shareholder Report

Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of October 31, 2020, the Fund has no outstanding securities on loan.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Payable for variation margin	$86,445*
*
Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2020
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Equity Contracts	$856,420

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Equity Contracts	$(149,132)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2020		2019
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	339,481	$2,955,462	433,017	$4,036,702
Shares issued to shareholders in payment of distributions declared	543,476	4,770,810	1,231,079	10,855,403
Shares redeemed	(1,183,684)	(10,363,587)	(986,588)	(9,168,746)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(300,727)	$(2,637,315)	677,508	$5,723,359

Year Ended October 31	2020		2019
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	1,008,505	$8,846,131	921,790	$8,857,701
Shares issued to shareholders in payment of distributions declared	595,458	5,358,343	1,314,903	11,847,715
Shares redeemed	(1,571,488)	(13,847,680)	(1,698,885)	(16,420,616)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	32,475	$356,794	537,808	$4,284,800

Year Ended October 31	2020		2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,765,717	$16,766,160	2,414,223	$22,746,339
Shares issued to shareholders in payment of distributions declared	2,079,777	19,074,736	4,329,927	39,806,967
Shares redeemed	(4,430,055)	(41,088,239)	(4,290,099)	(41,198,994)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(584,561)	$(5,247,343)	2,454,051	$21,354,312

Year Ended October 31	2020		2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,170,774	$10,509,554	1,318,157	$12,790,838
Shares issued to shareholders in payment of distributions declared	1,476,137	13,288,538	3,737,227	33,791,084
Shares redeemed	(5,620,962)	(52,904,317)	(2,955,644)	(28,942,757)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(2,974,051)	$(29,106,225)	2,099,740	$17,639,165
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(3,826,864)	$(36,634,089)	5,769,107	$49,001,636
Annual Shareholder Report

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2020 and 2019, was as follows:
	2020	2019
Ordinary income[1]	$3,550,975	$7,861,699
Long-term capital gains	$40,330,601	$92,627,785
1
For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of October 31, 2020, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$312,245
Net unrealized appreciation	$185,288,127
Undistributed long-term capital gains	$54,608,366
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for deferral of losses on wash sales, futures mark-to market and non-taxable dividends.
At October 31, 2020, the cost of investments for federal tax purposes was $73,088,308. The net unrealized appreciation of investments for federal tax purposes was $185,288,127. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $186,344,590 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,056,463. The amounts presented are inclusive of derivative contracts.
5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Management Fee
The management agreement between the Fund and the Manager provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2020, the Manager voluntarily waived $322,692 of its fee.
The Manager has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended October 31, 2020, the Manager reimbursed $5,644.
Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class C Shares, Class R Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class C Shares	0.75%
Class R Shares	0.50%
Service Shares	0.30%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2020, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$246,392	$—
Class R Shares	181,167	—
Service Shares	253,098	(209,315)
TOTAL	$680,657	$(209,315)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2020, FSC retained $134,831 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2020, FSC retained $710 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the year ended October 31, 2020, FSSC received $4,489 of the other service fees disclosed in Note 2.
Expense Limitation
The Manager and certain of its affiliates (which may include FSC and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class C Shares, Class R Shares, Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.44%, 1.11%, 0.36% and 0.66% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2022; or (b) the date of the Fund’s
Annual Shareholder Report

next effective Prospectus. While the Manager and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2020, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $332,346 and $31,924, respectively. Net realized loss recognized on these transactions was $15,483.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Manager which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended October 31, 2020, the Fund’s expenses were reduced by $225 under these arrangements.
7. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2020, were as follows:
Purchases	$79,630,677
Sales	$155,320,382
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC
Annual Shareholder Report

pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of October 31, 2020, the Fund had no outstanding loans. During the year ended October 31, 2020, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2020, there were no outstanding loans. During the year ended October 31, 2020, the program was not utilized.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2020, the amount of long-term capital gains designated by the Fund was $40,330,601.
For the fiscal year ended October 31, 2020, 100% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended October 31, 2020, 100% qualify for the dividend received deduction available to corporate shareholders.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF Federated Hermes Index Trust AND SHAREHOLDERS OF Federated Hermes max-Cap Index fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Max-Cap Index Fund (formerly, Federated Max-Cap Index Fund) (the “Fund”) (one of the portfolios constituting Federated Hermes Index Trust (formerly, Federated Index Trust) (the “Trust”)), including the portfolio of investments, as of October 31, 2020, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Index Trust) at October 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Annual Shareholder Report

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
December 23, 2020
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2020 to October 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 5/1/2020	Ending Account Value 10/31/2020	Expenses Paid During Period[1]
Actual:
Class C Shares	$1,000	$1,124.80	$7.58
Class R Shares	$1,000	$1,125.80	$5.98
Institutional Shares	$1,000	$1,129.50	$1.98
Service Shares	$1,000	$1,127.90	$3.53
Hypothetical (assuming a 5% return before expenses):
Class C Shares	$1,000	$1,018.00	$ 7.20
Class R Shares	$1,000	$1,019.51	$ 5.69
Institutional Shares	$1,000	$1,023.28	$1.88
Service Shares	$1,000	$1,021.82	$3.35
1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class C Shares	1.42%
Class R Shares	1.12%
Institutional Shares	0.37%
Service Shares	0.66%
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2019, the Trust comprised two portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: January 1990
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of certain of the Funds in the Federated Hermes Fund Family;
Vice President, Federated Hermes, Inc.; President, Director/Trustee
and CEO, Federated Advisory Services Company, Federated Equity
Management Company of Pennsylvania, Federated Global Investment
Management Corp., Federated Investment Counseling, Federated
Investment Management Company; President of some of the Funds in the Federated Hermes Fund Family and Director, Federated Investors
Trust Company.
Previous Positions: President and Director of the Institutional Sales
Division of Federated Securities Corp.; President and Director of
Federated Investment Counseling; President and CEO of Passport
Research, Ltd.; Director, Edgewood Securities Corp.; Director,
Federated Services Company; Director, Federated Hermes, Inc.;
Chairman and Director, Southpointe Distribution Services, Inc. and
President, Technology, Federated Services Company.

*
Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Chairman and CEO, The Collins Group, Inc.
(a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors,
Director, and Chairman of the Compensation Committee, KLX Energy
Services Holdings, Inc. (oilfield services); former Director of
KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Director, Member of the Audit Committee, Haverty
Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor of Law, Duquesne University School of
Law; formerly, Dean of the Duquesne University School of Law and
Professor of Law and Interim Dean of the Duquesne University School
of Law; formerly, Associate General Secretary and Director, Office of
Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and
Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign
for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member,
Pennsylvania State Board of Education (public); Director, Catholic
Charities, Pittsburgh; and Director CNX Resources Corporation
(formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of
Western and Central Pennsylvania; Director, Ireland Institute of
Pittsburgh; Director, Saint Thomas More Society; Director and Chair,
Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director,
Pennsylvania Bar Institute; Director, St. Vincent College; and Director
and Chair, North Catholic High School, Inc.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.

Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and
Director, The Golisano Children’s Museum of Naples, Florida.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Senior Vice President for Legal Affairs, General Counsel
and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel,
Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries. Ms. Reilly also previously served as Chair of the Risk Management Committee for Holy Ghost Preparatory School,
Philadelphia and Secretary and Chair of the Governance Committee,
Oakland Catholic High School Board of Trustees, Pittsburgh.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CNX Resources
Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and
Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee, and Chair of the Board of
Directors or Trustees, of the Federated Hermes Fund Family; President
and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products,
Inc. (distributor of portable construction heaters); President, Portable
Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

Annual Shareholder Report

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002
Principal Occupations: Stephen F. Auth is Chief Investment Officer of
various Funds in the Federated Hermes Fund Family; Executive Vice
President, Federated Investment Counseling, Federated Global
Investment Management Corp. and Federated Equity Management
Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment
Management Company and Passport Research, Ltd. (investment
advisory subsidiary of Federated); Senior Vice President, Global
Portfolio Management Services Division; Senior Vice President,
Federated Investment Management Company and Passport Research,
Ltd.; Senior Managing Director and Portfolio Manager,
Prudential Investments.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2020
Federated Max-Cap Index Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES MAX-CAP INDEX FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings
Annual Shareholder Report

throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
Annual Shareholder Report

compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Annual Shareholder Report

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful,
Annual Shareholder Report

though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year, three-year and five-year periods ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
Annual Shareholder Report

For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in
Annual Shareholder Report

order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder
Annual Shareholder Report

services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and
Annual Shareholder Report

with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Annual Shareholder Report

Liquidity Risk Management Program– Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Index Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Max-Cap Index Fund (the “Fund” and, collectively with the Federated Hermes funds, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program for the Fund. Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program for each Federated Hermes Fund they manage (each an “Administrator”). The Administrator in turn has delegated daily responsibility for the administration of the Program to multiple Liquidity Risk Management Committees (the “Committees”). The Committees, which are comprised of representatives of Enterprise Risk Management, Compliance, Investment Management and Trading, must review and assess certain information related to the liquidity of the Federated Hermes Funds, including the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from the Program’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report
Annual Shareholder Report

addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Fund’s investment adviser, in its role as Administrator, collectively with the other investment advisers to the Federated Hermes Funds, concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Max-Cap Index Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420E502
CUSIP 31420E809
CUSIP 31420E106
CUSIP 31420E403
29454 (12/20)
© 2020 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2020 - $57,600

Fiscal year ended 2019 - $54,400

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2020 - $0

Fiscal year ended 2019 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2020 - $0

Fiscal year ended 2019 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2020 - $0

Fiscal year ended 2019 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $27,990 and $19,112 respectively. Fiscal year ended 2020- Service fee for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2019- Service fee for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its Chairman for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)	With respect to such services rendered to the Fund’s investment adviser and any entity controlling, controlled by to under common control with the investment adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser during the fiscal year in which the services are provided; and

(3)	Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)	Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2020 – 0%

Fiscal year ended 2019 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2020 – 0%

Fiscal year ended 2019 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2020 – 0%

Fiscal year ended 2019 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2020 - $66,375

Fiscal year ended 2019 - $427,740

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Index Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date December 23, 2020

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 23, 2020